  As Filed with the Securities and Exchange Commission on December 23, 1997



                                                             File No. 33-63731

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT NO. 3
                                     TO FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                  SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                     FORM N-8B-2

A.  Exact name of trust:  ICMG Registered Variable Life Separate Account One

B.  Name of depositor:  ITT Hartford Life and Annuity Insurance Company

C.  Complete address of depositor's principal executive offices:

    P.O. Box 2999
    Hartford, CT  06104-2999

D.  Name and complete address of agent for service:

    Marianne O'Doherty, Esq.
    Hartford Life Insurance Companies
    P.O. Box 2999
    Hartford, CT 06104-2999

    It is proposed that this filing will become effective:

     ___      immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_      on January 5, 1998 pursuant to paragraph (b) of Rule 485
     ___      60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___      on January 5, 1998 pursuant to paragraph (a)(1) of Rule 485

    If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Group Flexible Premium Variable Life Insurance Policies. Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of these group flexible premium variable life insurance policies. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on or about February 28, 1997.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.  Amount of filing fee:  Not applicable.

H.  Approximate date of proposed public offering:     As soon as practicable
    after the effective date of this registration statement.

The purpose of this post-effective amendment no. 3 to the registration statement on Form S-6 (File No. 33-63731) is to add the attached prospectus which describes the Pegasus Provider group flexible premium variable life insurance policies to the registration statement. This post-effective amendment no. 3 does not supersede post-effective amendment no. 2 filed with the Securities and Exchange Commission on September 3, 1997.

                            RECONCILIATION AND TIE BETWEEN
                              FORM N-8B-2 AND PROSPECTUS

               ITEM NO. OF
               FORM N-8B-2               CAPTION IN PROSPECTUS

                    1.                   Cover page

                    2.                   Cover page

                    3.                   Not applicable

                    4.                   The Company; Distribution of the
                                         Group Policies

                    5.                   Summary - The Separate Account

                    6.                   The Separate Account

                    7.                   Not required by Form S-6

                    8.                   Not required by Form S-6

                    9.                   Legal Proceedings

                    10. Summary; The Funds; Detailed Description of Certificate Benefits and Provisions; Other Matters - Voting Rights, Dividends

                    11.                  Summary; The Funds

                    12.                  Summary; The Funds

                    13. Deductions and Charges from the Investment Value; Distribution of the Group Policies; Federal Tax
                                         Considerations

                    14. Detailed Description of Certificate Benefits and Provisions - Enrollment for a Certificate

                    15. Detailed Description of Certificate Benefits and Provisions - Allocation of Premium Payments

                    16. The Funds; Detailed Description of Certificate Benefits and
                                         Provisions - Allocation of Premium
                                         Payments

               ITEM NO. OF
               FORM N-8B-2               CAPTION IN PROSPECTUS

                    17.                  Summary; Detailed Description of
                                         Certificate Benefits and
                                         Provisions - Values under the
                                         Certificate, Surrender of the
                                         Certificate, The Right to Examine the
                                         Certificate

                    18. The Funds; Detailed Description of Certificate Benefits and Provisions - Deductions and Charges from the Investment Value; Federal Tax
                                         Considerations

                    19.                  Other Matters - Statements to Owners

                    20.                  Not applicable

                    21. Detailed Description of Certificate Benefits and Provisions - Loans

                    22.                  Not applicable

                    23.                  Safekeeping of the Separate Account
                                         Assets

                    24.                  Other Matters - Assignment

                    25.                  The Company

                    26.                  Not applicable

                    27.                  The Company

                    28.                  The Company; Executive Officers and
                                         Directors

                    29.                  The Company

                    30.                  Not applicable

                    31.                  Not applicable

                    32.                  Not applicable

                    33.                  Not applicable

               ITEM NO. OF
               FORM N-8B-2               CAPTION IN PROSPECTUS

                    34.                  Not applicable

                    35.                  Distribution of the Group Policies

                    36.                  Not required by Form S-6

                    37.                  Not applicable

                    38.                  Distribution of the Group Policies

                    39.                  The Company; Distribution of the
                                         Group Policies

                    40.                  Not applicable

                    41.                  The Company; Distribution of the
                                         Group Policies

                    42.                  Not applicable

                    43.                  Not applicable

                    44. Detailed Description of Certificate Benefits and Provisions - Allocation of Premium Payments

                    45.                  Not applicable

                    46. Detailed Description of Certificate Benefits and Provisions - Values under the Certificate

                    47.                  The Funds

                    48.                  Cover page; The Company

                    49.                  Not applicable

                    50.                  The Separate Account

                    51. Summary; The Company; Detailed Description of Certificate Benefits and Provisions

                    52.                  The Funds - General

                    53.                  Federal Tax Considerations

               ITEM NO. OF
               FORM N-8B-2               CAPTION IN PROSPECTUS

                    54.                  Not applicable

                    55.                  Not applicable

                    56.                  Not required by Form S-6

                    57.                  Not required by Form S-6

                    58.                  Not required by Form S-6

                    59.                  Not required by Form S-6

                                     Part I

                               PEGASUS PROVIDER
                     GROUP FLEXIBLE PREMIUM VARIABLE LIFE
                              INSURANCE POLICIES
                    ITT HARTFORD LIFE AND ANNUITY INSURANCE
                                    COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999
[LOGO]                     TELEPHONE (800) 861-1408

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes a group flexible premium variable life insurance policy (the "Group Policies," and each individually a "Group Policy") and certificates of insurance (the "Certificates," and each individually a "Certificate") offered by ITT Hartford Life and Annuity Insurance Company ("Hartford"). (On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company). The Certificates are designed to provide lifetime insurance coverage to the Insured(s) named in the Certificates, and maximum flexibility in connection with premium payments and the Death Benefit, together with an opportunity to participate in the investment experience of ICMG Registered Variable Life Separate Account One. For a given amount of Death Benefit chosen, the Owner has considerable flexibility in selecting the timing and amount of premium payments. In addition to the Initial Premium payment, additional premium payments are also allowed.

Group Policies may be issued to a Participating Employer or to a trust that is adopted by a Participating Employer. Eligible employees of Participating Employers may own Certificates issued under their respective Participating Employer's Group Policy. Unless the Certificate provides otherwise, the persons covered under the Group Policy (the "Owners") possess all rights and interests under the Group Policy. The Owners are provided with the Certificates, which describe each Owner's rights, benefits, and options under the Group Policy. The Owner of a Certificate is the Insured unless another owner has been named in the enrollment form for the Certificate.

Sales agents can provide prospective purchasers with individualized sales illustrations which reflect all the fees and charges associated with the Certificate options selected.

The Certificates provide for a Death Benefit, pursuant to which Death Proceeds are payable at the Insured's death. You may select one of two death benefit options. Death Benefit option A is an amount equal to the larger of (1) the Face Amount and (2) the Variable Insurance Amount. Death Benefit option B is an amount equal to the larger of (1) the Face Amount plus the Cash Value and (2) the Vari-

able Insurance Amount. The Death Proceeds payable to the Beneficiary equal the Death Benefit less any Debt outstanding under the Certificate plus any rider benefits payable.

The Investment Value of a Certificate will also vary up or down to reflect the investment experience of the Investment Divisions to which Net Premiums have been allocated. The Owner bears the investment risk for all amounts so allocated.

Depending upon the state of issuance of the Certificate and the applicable provisions of the Certificate, Your initial Net Premium will, when Your Certificate is issued, either be (i) invested in the Fidelity VIP Money Market Investment Division during the right to examine period or (ii) invested immediately in Your chosen Investment Divisions, upon Our receipt thereof. If Your initial Net Premium is invested immediately in Your chosen Investment Divisions, You will bear full investment risk for any amounts allocated to the Investment Divisions during the 10 day right to examine period. Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate. You must fill out and send Us the appropriate form or comply with other designated Hartford procedures if You would like to change how subsequent Net Premiums are allocated.

The Portfolios underlying the Investment Divisions presently are: the VIP Equity-Income Portfolio, the VIP High Income Portfolio, and the VIP Money Market Portfolio of Variable Insurance Products Fund; the VIP II Asset Manager Portfolio of Variable Insurance Products Fund II; the VIP III Growth Opportunities Portfolio of Variable Insurance Products Fund III; the Pegasus Bond Fund, the Pegasus Growth Fund, the Pegasus Growth and Value Fund, the Pegasus Intrinsic Value Fund, and the Pegasus Mid-Cap Opportunity Fund of Pegasus Variable Funds; and the Putnam VT International Growth Fund, the Putnam VT Vista Fund, and the Putnam VT Voyager Fund of Putnam Variable Trust.

--------------------------------------------------------------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
THE DATE OF THIS PROSPECTUS IS JANUARY 5, 1998.

2                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 THE COMPANY...........................................................    8
 THE SEPARATE ACCOUNT..................................................    8
 THE FUNDS.............................................................    9
   General.............................................................    9
     Variable Insurance Products Fund, Variable Insurance Products Fund
      II, and
      Variable Insurance Products Fund III.............................    9
     Pegasus Variable Funds............................................   10
     Putnam Variable Trust.............................................   10
   The Portfolios......................................................   10
 DETAILED DESCRIPTION OF CERTIFICATE BENEFITS AND PROVISIONS...........   11
   General.............................................................   11
   Issuance of a Certificate...........................................   11
   Premiums............................................................   11
     Premium Payment Flexibility.......................................   11
     Allocation of Premium Payments....................................   11
     Accumulation Units................................................   12
     Accumulation Unit Values..........................................   12
     Premium Limitation................................................   12
   Values under the Certificate........................................   12
   Surrender of the Certificate........................................   13
     Partial Withdrawals...............................................   13
   Transfers Among Investment Divisions................................   13
     Amount and Frequency of Transfers.................................   13
     Transfers to or From Investment Divisions.........................   13
     Procedures for Telephone Transfer.................................   14
   Valuation of Payments and Transfers.................................   14
   Loans...............................................................   14
     Loan Interest.....................................................   14
     Credited Interest.................................................   14
     Loan Repayments...................................................   14
     Termination Due to Excessive Debt.................................   14
     Effect of Loans on Investment Value...............................   14
   Death Benefit.......................................................   15
     Death Benefit Options.............................................   15
     Option Change.....................................................   15
     Payment Options...................................................   15
     Legal Developments Regarding Income Payments......................   15
     Beneficiary.......................................................   16
     Increases and Decreases in Face Amount............................   16
   Benefits at Maturity................................................   16
   Termination of Participation in the Group Policy....................   16
   Lapse and Reinstatement While the Group Policy is in Effect.........   16
     Lapse and Grace Period............................................   16
     Reinstatement.....................................................   16
   Enrollment for a Certificate........................................   17
   The Right to Examine the Certificate................................   17
   Deductions From Premium.............................................   17
     Front-End Sales Load..............................................   17
     Premium Related Tax Charge........................................   17
     DAC Tax Charge....................................................   17

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3
--------------------------------------------------------------------------------

                                                                         PAGE
                                                                         ----
   Deductions and Charges From Investment Value........................   17
     Monthly Deduction Amounts.........................................   17
     Mortality and Expense Risk Charge.................................   18
   Taxes...............................................................   19
 OTHER MATTERS.........................................................   19
   Additions, Deletions or Substitutions of Investments................   19
   Voting Rights.......................................................   19
   Our Rights..........................................................   19
   Statements to Owners................................................   20
   Limit on Right to Contest...........................................   20
   Misstatement as to Age or Sex.......................................   20
   Assignment..........................................................   20
   Dividends...........................................................   20
   Experience Credits..................................................   20
 SUPPLEMENTAL BENEFITS.................................................   20
   Maturity Date Extension Rider.......................................   20
 EXECUTIVE OFFICERS AND DIRECTORS......................................   21
 DISTRIBUTION OF THE GROUP POLICIES....................................   22
 SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS............................   22
 FEDERAL TAX CONSIDERATIONS............................................   22
   General.............................................................   22
   Taxation of the Company and the Separate Account....................   22
   Income Taxation of Certificate Benefits.............................   23
   Modified Endowment Contracts........................................   23
   Diversification Requirements........................................   23
   Federal Income Tax Withholding......................................   24
   Other Tax Considerations............................................   24
 LEGAL PROCEEDINGS.....................................................   24
 EXPERTS...............................................................   24
 REGISTRATION STATEMENT................................................   24
 APPENDIX A -- ILLUSTRATIONS OF DEATH BENEFIT, CASH VALUE AND CASH
   SURRENDER VALUE.....................................................   25
 FINANCIAL STATEMENTS..................................................   38

             THE GROUP POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of an Investment Division.

ADJUSTABLE LOAN INTEREST RATE: The interest rate charged on Loans that is adjusted from time to time by Hartford. The method of calculation of the Adjustable Loan Interest Rate is described later in this Prospectus.

ATTAINED AGE: The Issue Age plus the period since the Coverage Date.

CASH SURRENDER VALUE: The Cash Value, less Debt, less any charges accrued but not yet deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing the Owner's rights, benefits, and options under the Group Policy. The Certificate will describe, among other things, (i) the benefits for the named Insured, (ii) to whom the benefits are payable, and (iii) the limits and other terms of the Group Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

CHARGE DEDUCTION DIVISION: An Investment Division from which all charges are deducted if so designated in the enrollment form or later elected.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured shown in the Specifications and is used to determine Coverage Years and months from issue.

COVERAGE YEAR(S): The 12 month period following the Coverage Date and each anniversary thereof.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company.

DEATH BENEFIT: The Death Benefit option in effect determines how the Death Benefit is calculated. The two Death Benefit options provided are described in the Death Benefit section of this Prospectus.

DEATH PROCEEDS: The Death Benefit less outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the Adjustable Loan Interest Rate.

FACE AMOUNT: The minimum Death Benefit as long as the Certificate is in force. It is specified at issue and may be changed after issue on request, or due to a change in Death Benefit option or a partial withdrawal.

FUNDS: The registered open-end management investment companies in which assets of the Investment Divisions of the Separate Account may be invested. Currently, the Funds include: (i) Variable Insurance Products Fund ("VIP"), managed by Fidelity Management & Research Company ("FMR"); (ii) Variable Insurance Products Fund II ("VIP II"), managed by FMR; (iii) Variable Insurance Products Fund III ("VIP III"), managed by FMR; (iv) Pegasus Variable Funds, managed by First Chicago NBD Investment Management Company ("FCNIMCO"); and (v) Putnam Variable Trust, managed by Putnam Investment Management, Inc. ("Putnam Management").

GENERAL ACCOUNT: The assets of Hartford other than those allocated to the Separate Account.

GRACE PERIOD: The 61 day period following the date We mail to the Owner notice that the Cash Surrender Value is insufficient to pay the charges due. Unless the Owner has given Us written notice of the termination in advance of the date of termination of any Certificate, insurance will continue in force during this period.

GROUP POLICY: The group flexible premium variable life insurance policy issued by Hartford and described in this Prospectus.

HARTFORD (ALSO REFERRED TO AS "WE," "US," "OUR," THE "COMPANY"): ITT Hartford Life and Annuity Insurance Company. On January 1, 1998, the name of ITT Hartford Life and Annuity Insurance Company will change to Hartford Life and Annuity Insurance Company.

IN WRITING: In a written form satisfactory to Us.

INITIAL PREMIUM: The amount of premium initially payable shown on Your Certificate Specifications.

INSURED: The person on whose life the Certificate is issued. The Insured is identified in the Certificate Specifications.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund. The Separate Account currently offers 13 Investment Divisions: (i) the Fidelity VIP Equity-Income Investment Division, (ii) the Fidelity VIP High Income Investment Division, (iii) the Fidelity VIP Money Market Investment Division, (iv) the Fidelity VIP II Asset Manager Investment Division, (v) the Fidelity VIP III Growth Opportunities Investment Division, (vi) the Pegasus Bond Investment Division, (vii) the Pegasus Growth Investment Division, (viii) the Pegasus Growth and Value Investment Division, (ix) the Pegasus Intrinsic Value Investment Division, (x) the Pegasus Mid-Cap Opportunity Investment Division,
(xi) the Putnam VT International Growth Investment Division, (xii) the Putnam VT Vista Investment Division, and (xiii) the Putnam VT Voyager Investment Division.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5
--------------------------------------------------------------------------------

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

ISSUE AGE: The Insured's age on the birthday nearest to the Coverage Date.

LOAN: Any amount borrowed against the Investment Value under a Certificate.

LOAN ACCOUNT: That portion of the Company's General Account to which amounts are transferred as a result of a Loan. The Loan Account is credited with interest and does not participate in the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) the General Account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the Adjustable Loan Interest Rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which an Insured's coverage matures as shown in the Certificate Specifications. We will pay the Cash Surrender Value, if any, if the Insured is living on the Maturity Date, upon surrender of the Certificate to Hartford.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET AMOUNT AT RISK: The Death Benefit less the Cash Value.

NET PREMIUM: The amount of premium actually credited to the Investment
Divisions.

NYSE: The New York Stock Exchange.

OWNER (ALSO REFERRED TO AS "YOU" OR "YOUR"): The person or legal entity so designated in the enrollment form or as subsequently changed. The Owner may be someone other than the Insured. The Owner possesses all rights under the Group Policy with respect to the Certificates.

PARTICIPATING EMPLOYER: A participating employer, or a trust sponsored by a participating employer, to which Hartford issues the Group Policy described in this Prospectus.

PORTFOLIO: A separate mutual fund, series or portfolio of the Funds. There are currently 13 Portfolios available under the Policies: the VIP Equity-Income Portfolio, the VIP High Income Portfolio, and the VIP Money Market Portfolio of VIP Fund; the VIP II Asset Manager Portfolio of VIP Fund II; the VIP III Growth Opportunities Portfolio of VIP Fund III; the Pegasus Bond Fund, the Pegasus Growth Fund, the Pegasus Growth and Value Fund, the Pegasus Intrinsic Value Fund, and the Pegasus Mid-Cap Opportunity Fund of Pegasus Variable Funds; and the Putnam VT International Growth Fund, the Putnam VT Vista Fund, and the Putnam VT Voyager Fund of Putnam Variable Trust.

PRO RATA BASIS: An allocation method based on the proportion of the Investment Value in each Investment Division.

PROCESSING DATE(S): The day(s) on which We deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar day.

PROCESSING PERIOD: The period from the Coverage Date to the next Processing Date, and thereafter, the period from one Processing Date to the next.

SEC: The Securities and Exchange Commission.

SEPARATE ACCOUNT: ICMG Registered Variable Life Separate Account One, an account established by Hartford to separate the assets funding the Group Policies from other assets of Hartford.

VALUATION DAY: Each business day that Hartford and each of the Funds value their respective investment portfolios, unless the Certificate Specifications indicate otherwise. A business day is any day the NYSE is open for trading or any day the SEC requires mutual funds, unit investment trusts or other investment portfolios to be valued. The value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m., Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

VIP: Variable Insurance Products Fund.

VIP II: Variable Insurance Products Fund II.

VIP III: Variable Insurance Products Fund III.

6                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    SUMMARY
                               THE GROUP POLICIES

    The Group Policies and Certificates offered by this Prospectus are funded by ICMG Registered Variable Life Separate Account One (the "Separate Account"), a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account has 13 Investment Divisions dedicated to the Group Policies, each of which invests solely in a corresponding Portfolio of the Funds.

    Depending upon the state of issuance of Your Certificate and the applicable provisions of Your Certificate, Your initial Net Premium will, when Your Certificate is issued, either be (1) invested in the Fidelity VIP Money Market Investment Division during the right to examine period or (2) invested immediately in Your chosen Investment Divisions, upon Our receipt thereof. IF YOUR INITIAL NET PREMIUM IS INVESTED IMMEDIATELY IN YOUR CHOSEN INVESTMENT DIVISIONS, YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE INVESTMENT DIVISIONS DURING THE RIGHT TO EXAMINE PERIOD. Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate. You must fill out and send Us the appropriate form In Writing or comply with other designated Hartford procedures if You would like to change how subsequent Net Premiums are allocated. See "Allocation of Premium Payments," page 11.

    Pursuant to the Certificates, each selected Investment Division is credited with Accumulation Units and each selected Investment Division's assets are invested in the applicable underlying Portfolio. Subject to certain restrictions, an Owner may transfer amounts among the available Investment Divisions. See "Detailed Description of Certificate Benefits and Provisions -- Transfers Among Investment Divisions," page 13.

    The Group Policies are first and foremost life insurance policies and the Certificates evidencing an Owner's interest in the Group Policies provide for death benefits, cash values, and other features traditionally associated with life insurance. The Group Policies are called "flexible premium" because, once the desired level and pattern of the Death Benefit have been determined, a purchaser has considerable flexibility in the selection of the timing and amount of premium to be paid. The Group Policies are called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Investment Value under a Certificate will, and the Death Benefit may, increase or decrease depending on the investment experience of the Investment Divisions to which the Net Premiums have been allocated. See "Detailed Description of Certificate Benefits and Provisions -- Death Benefit," page 15.

                                 DEATH BENEFIT

    The Certificates provide for two Death Benefit options. Under Death Benefit option A, the Death Benefit is an amount equal to the larger of (1) the Face Amount and (2) the Variable Insurance Amount. Under Death Benefit option B, the Death Benefit is an amount equal to the larger of (1) the Face Amount plus the Cash Value and (2) the Variable Insurance Amount. At the death of the Insured, We will pay the Death Proceeds to the Beneficiary. The Death Proceeds equal the Death Benefit less outstanding Debt plus any rider benefits payable under the Certificate. See "Detailed Description of Certificate Benefits and Provisions -- Death Benefit," page 15.

                                    PREMIUM

    You have considerable flexibility as to when and in what amounts You pay premiums.

    No premium payment will be accepted which causes the Certificate to not meet the tax qualification guidelines for life insurance under the Code.

                                GENERAL ACCOUNT

    Amounts allocated to the Loan Account to secure a Loan become part of the General Account assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts. See "Detailed Description of Certificate Benefits and Provisions -- Loans" for a discussion of Loan repayments, page 14.

                            DEDUCTIONS FROM PREMIUM

    Prior to the allocation of premiums to the selected Investment Divisions, a deduction as a percentage of premium is made for the front-end sales load, state premium taxes, and the Deferred Acquisition Cost ("DAC") tax charge. The amount of each premium allocated among the Investment Divisions is Your Net Premium.

                              FRONT-END SALES LOAD

    When We receive a Premium Payment, We deduct a front-end sales load. The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid for Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7
--------------------------------------------------------------------------------

    The front-end sales load covers expenses relating to the sale and distribution of the Certificates and may be reduced for certain sales of the Certificates under circumstances which result in savings of such sales and distribution expenses. For more information concerning the front-end sales load, see "Detailed Description of the Certificate Benefits and Provisions -- Deductions From Premium," page 17.

                         LIMITS ON FRONT-END SALES LOAD

    Certain insurance laws and regulations limit the front-end sales load which can be assessed against the Certificates. The front-end sales load assessed in the Certificates comply with these limitations.

                           PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover taxes assessed against Hartford by various states and jurisdictions that are attributable to premiums. The percentage actually deducted will vary by locale depending on the tax rates in effect there. The range is generally between 0% and 4%.

                                 DAC TAX CHARGE

    The Company deducts 1.25% of each premium to cover a federal premium tax assessed against the Company. This charge is reasonable in relation to the Company's federal income tax burden, under Internal Revenue Code Section 848, resulting from the receipt of premiums. We will adjust the charge based on changes in the applicable tax law.

                          DEDUCTIONS AND CHARGES FROM
                                INVESTMENT VALUE

    As with many other types of insurance policies, each Certificate will have an Investment Value. The Investment Value of the Certificate will increase or decrease to reflect the investment experience of the chosen Investment Divisions, deductions for the Monthly Deduction Amount and any amounts transferred from the Investment Divisions into the Loan Account. There is no minimum guaranteed Investment Value and the Owner bears the risk of the investment in the underlying Fund Portfolios. See "Detailed Description of the Certificate Benefits and Provisions -- Deductions and Charges From Investment Value," page 14.

    We will subtract amounts from Your Investment Value to provide for the Monthly Deduction Amount. These will be taken from the Charge Deduction Division, as specified in the Certificate Specifications, or if no Charge Deduction Division is selected or if there is insufficient Investment Value in the Charge Deduction Division, on a Pro Rata Basis from Your chosen Investment Divisions on each Processing Date.

    The Monthly Deduction Amount equals:

(a) the administrative expense charge; plus

(b) the charges for cost of insurance and additional benefits provided by rider, if any.

    Hartford may also set up a provision for income taxes imposed on the assets of the Separate Account. See "Deductions and Charges From the Investment Value," page 17 and "Federal Tax Considerations," page 22.

    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years 1 through 10 at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years 11 and later at an effective annual rate of .50% of each Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis.

                           CHARGES AGAINST THE FUNDS

    The Separate Account purchases Fund shares at net asset value. The net asset value of the portfolio shares reflects investment advisory fees and administrative and other expenses deducted from the assets of the Funds. Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

    The following table shows annual Fund operating expenses for 1996:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                               TOTAL
                                  MANAGEMENT      OTHER      OPERATING
                                     FEES       EXPENSES     EXPENSES
                                 ------------  -----------  -----------
VIP Equity-Income
 Portfolio (1).................        0.51%        0.17%        0.68%
VIP High Income
 Portfolio.....................        0.59%        0.22%        0.81%
VIP Money Market
 Portfolio.....................        0.21%        0.09%        0.30%
VIP II Asset Manager
 Portfolio (1).................        0.64%        0.20%        0.84%
VIP III Growth
 Opportunities Portfolio.......        0.61%        0.26%        0.87%
Pegasus Bond Fund (2) (3)......        0.40%        0.35%        0.75%
Pegasus Growth Fund (2)........        0.60%        0.35%        0.95%
Pegasus Growth and Value Fund
 (2)...........................        0.60%        0.35%        0.95%
Pegasus Intrinsic Value
 Fund (2) (3)..................        0.60%        0.35%        0.95%
Pegasus Mid-Cap Opportunity
 Fund (2)......................        0.60%        0.35%        0.95%
Putnam VT International Growth
 Fund (3) (4)..................        0.80%        0.33%        1.13%

8                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               TOTAL
                                  MANAGEMENT      OTHER      OPERATING
                                     FEES       EXPENSES     EXPENSES
                                 ------------  -----------  -----------
Putnam VT Vista
 Fund (3) (4)..................        0.65%        0.31%        0.96%
Putnam VT Voyager
 Fund (4)......................        0.57%        0.21%        0.78%

----------

(1) A portion of the brokerage commissions that certain Portfolios pay was used to reduce expenses. In addition, certain Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses.
(2) Operating expenses of these Portfolios of the Pegasus Variable Funds reflect the management fee schedule that will be in effect for future periods combined with the historic or anticipated expense levels for the Portfolios. FCNIMCO has agreed to waive portions of the management fee through December 18, 1998, in order to keep total portfolio operating expenses at the levels shown in the table.

(3) These Portfolio expenses reflect the anticipated expenses for 1997. The Portfolios had no actual expenses in 1996 because as of December 31, 1996, they had not commenced operations.

(4) Expenses of these Portfolios have been restated to reflect a 12b-1 fee of 0.15% payable to class IB shares.

                                     LOANS

    An Owner may obtain a cash Loan from Hartford. The Loan is secured by the Owner's Certificate. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt. See "Detailed Description of Certificate Benefits and Provisions -- Loans," page 14.

                      THE RIGHT TO EXAMINE THE CERTIFICATE

    An applicant has a limited right to return his or her Certificate. Subject to applicable state regulations, if the applicant returns the Certificate within 10 days after delivery of the Certificate Hartford will return to the applicant, within seven days thereafter, either (i) the premium paid or (ii) the Cash Value under the Certificate plus charges deducted. See "The Right to Examine the Certificate," page 17.

                                TAX CONSEQUENCES

    The current Federal tax law generally excludes all Death Benefit payments from the gross income of the Beneficiary under the Certificate. See "Federal Tax Considerations," page 22.

    There are circumstances when the Certificate may become a Modified Endowment Contract under federal tax law. If it does, Loans and other pre-death distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. Prospective purchasers and Owners are advised to consult a qualified tax adviser before taking steps that may affect whether the Certificate becomes a Modified Endowment Contract. Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue. See "Federal Tax Considerations -- Modified Endowment Contract" for a discussion of the "seven pay test," page 23.

                                  THE COMPANY

    ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is majority controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Investment Divisions of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                              THE SEPARATE ACCOUNT

    ICMG Registered Variable Life Separate Account One is a separate account established by Hartford on October 9, 1995, under the insurance laws of the State of Connecticut, pursuant to a resolution of Hartford's Board of Directors. The Separate Account is organized as a unit investment trust and is registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

    Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Owners and

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9
--------------------------------------------------------------------------------

persons entitled to payments under the Group Policies and the Certificates and owners of any other policies which may be available through the Separate Account. The assets of the Separate Account are owned by the Company and the obligations under the Group Policies and the Certificates are obligations of the Company. These assets are held separately from the other assets of the Company and income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

    The Separate Account has 13 Investment Divisions dedicated to the Group Policies, each of which invests solely in a corresponding Portfolio of the Funds. Additional Investment Divisions may be established at the discretion of the Company. The Separate Account may include other divisions which will not be available under the Group Policies.

                                   THE FUNDS
                                    GENERAL

    The shares of the Portfolios are sold by the Funds to the Separate Account. The assets of the Separate Account attributable to the Group Policies are invested exclusively in one of the Investment Divisions. An Owner may allocate premium payments among the Investment Divisions. Owners should review the brief descriptions of the investment objectives of each of the Portfolios in connection with that allocation. See "The Portfolios," page 10.

    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the relevant Portfolios. In addition to being offered to the Separate Account, each Fund's shares are, or may be, offered to other separate accounts funding variable annuity contracts and variable life insurance policies issued by Hartford, and to separate accounts of other insurance companies. It is conceivable that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts or for separate accounts of other life insurance companies to invest in shares of the Funds. Although neither Hartford nor any of the Funds currently foresee any such disadvantage, each Fund's Board of Trustees will monitor events in order to identify any material conflict between different variable annuity and variable life owners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of the Separate Account's participation in any of the Funds. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law, (3) changes in the investment management of any Portfolio of the Funds, or
(4) differences between voting instructions given by variable annuity and variable life owners. If the Boards of Trustees were to conclude that separate funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.

    All investment income of, and other distributions to, each Investment Division arising from the applicable Portfolio are reinvested in shares of that Portfolio at net asset value. Hartford will purchase Fund shares in connection with premium payments allocated to the applicable Investment Division in accordance with Owners' directions and will redeem Fund shares to meet obligations under the Group Policies and the Certificates or make adjustments in reserves, if any. The Funds are required to redeem Portfolio shares at net asset value and generally to make payment within 7 days.

    Applicants should read each of the Fund prospectuses accompanying this Prospectus in connection with the purchase of a Certificate.

VARIABLE INSURANCE PRODUCTS FUND ("VIP"), VARIABLE INSURANCE PRODUCTS FUND II ("VIP II") AND VARIABLE INSURANCE PRODUCTS FUND III ("VIP III") (EACH, A "FIDELITY FUND" AND COLLECTIVELY, THE "FIDELITY FUNDS")

    The Separate Account currently invests in the Fidelity Funds. The Fidelity Funds are diversified, open-end management investment companies organized as Massachusetts business trusts by Fidelity Management & Research Company ("FMR") and registered under the 1940 Act. The Fidelity Funds consist of several investment portfolios, including VIP Equity-Income Portfolio, VIP High Income Portfolio, VIP Money Market Portfolio, VIP II Asset Manager Portfolio, and VIP III Growth Opportunities Portfolio, which are available as part of Pegasus Provider.

    Each Fidelity Fund is composed of multiple classes of shares with a common investment objective and investment portfolio. The original class ("Original Class") of shares is offered at net asset value and is not subject to a 12b-1 fee. The service class ("Service Class") shares are offered at net asset value and are subject to a 12b-1 fee. Each class of shares is offered through its own prospectus. Service Class shares of VIP Equity-Income Portfolio, VIP High Income Portfolio, VIP II Asset Manager Portfolio, and VIP III Growth Opportunities Portfolio and Original Class shares of VIP Money Market Portfolio are available under the Group Policy.

    The Fidelity Funds are each managed by FMR. FMR is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products.

10                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

PEGASUS VARIABLE FUNDS

    The Separate Account currently invests in shares of the Pegasus Variable Funds, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. The Pegasus Variable Funds consists of seven series, including Pegasus Bond Fund, Pegasus Growth Fund, Pegasus Growth and Value Fund, Pegasus Intrinsic Value Fund and Pegasus Mid-Cap Opportunity Fund, which are available as part of Pegasus Provider.

    First Chicago NBD Investment Management Company ("FCNIMCO") is the investment adviser to Pegasus Variable Funds. FCNIMCO is a wholly-owned subsidiary of The First National Bank of Chicago, which, in turn, is a wholly-owned subsidiary of First Chicago NBD Corporation, a registered bank holding company. Included among FCNIMCO's accounts are pension and profit-sharing funds for major corporations and state and local governments, commingled trust funds and a variety of institutional and personal advisory accounts, estates and trusts, either directly or through investment services provided through its bank affiliates. FCNIMCO also acts as investment adviser for other registered investment companies and investment company portfolios.

PUTNAM VARIABLE TRUST

    The Separate Account currently invests in shares of Putnam Variable Trust, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. Putnam Variable Trust consists of sixteen funds, including Putnam VT International Growth Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund, which are available as part of Pegasus Provider.

    Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager of Putnam Variable Trust. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

                                 THE PORTFOLIOS

 VIP EQUITY-INCOME PORTFOLIO

    VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks (S&P
500). The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities.

 VIP HIGH INCOME PORTFOLIO

    VIP High Income Portfolio seeks high current income primarily through investments in all types of income-producing debt securities, preferred stocks and convertible securities. The Portfolio's investments will include high yielding debt securities, with an emphasis on lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities.

 VIP MONEY MARKET PORTFOLIO

    VIP Money Market Portfolio seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers. An investment in the Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable asset value per share of $1.00.

 VIP II ASSET MANAGER PORTFOLIO

    VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

 VIP III GROWTH OPPORTUNITIES PORTFOLIO

    VIP III Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio also has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth, and may invest in foreign securities without limitation.

 PEGASUS BOND FUND

    Pegasus Bond Fund seeks to maximize total rate of return by investing predominantly in intermediate and long-term debt instruments.

 PEGASUS GROWTH FUND

    Pegasus Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11
--------------------------------------------------------------------------------

issuers believed by FCNIMCO to have above-average growth characteristics.

 PEGASUS GROWTH AND VALUE FUND

    Pegasus Growth and Value Fund seeks long-term capital growth, with income as a secondary consideration, by investing primarily in equity securities of larger companies that are attractively priced relative to their growth potential.

 PEGASUS INTRINSIC VALUE FUND

    Pegasus Intrinsic Value Fund seeks long-term capital appreciation by investing primarily in equity securities believed by FCNIMCO to represent a value or potential worth which is not fully recognized by prevailing market prices.

 PEGASUS MID-CAP OPPORTUNITY FUND

    Pegasus Mid-Cap Opportunity Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with intermediate market capitalizations.

 PUTNAM VT INTERNATIONAL GROWTH FUND

    Putnam VT International Growth Fund seeks capital appreciation by investing primarily in equity securities of companies located in countries other than the United States.

 PUTNAM VT VISTA FUND
    Putnam VT Vista Fund seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

 PUTNAM VT VOYAGER FUND

    Putnam VT Voyager Fund seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

    There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.

                            DETAILED DESCRIPTION OF
                              CERTIFICATE BENEFITS
                                 AND PROVISIONS
                                    GENERAL

    This Prospectus describes a flexible premium group variable life insurance policy where the Owner has considerable flexibility in selecting the timing and amount of premium payments.

                           ISSUANCE OF A CERTIFICATE

    Certificates will only be offered to eligible employees when provided by the Participating Employer. Individuals wishing to purchase a Certificate must complete an enrollment form In Writing, which must be received by Our Customer Service Center before a Certificate will be issued. A Certificate will not be issued with a specified Face Amount of less than the minimum Face Amount. Acceptance is subject to Hartford's underwriting rules then in effect. Hartford reserves the right to reject an enrollment form for any reason permitted by law.

                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

    A significant feature of the Certificate is that once the desired level and pattern of Death Benefits have been determined, the Owner has considerable flexibility in the selection of the timing and amount of premiums to be paid and You can choose the level of premiums, within a range determined by Hartford, based on the Face Amount of the Certificate, the Insured's sex (except where unisex rates apply), Issue Age, and the Insured's risk classification.

    A minimum Initial Premium is due on the Coverage Date. The amount of the minimum Initial Premium is the amount which, after the deductions for sales load, state premium tax, and DAC tax charge, is sufficient (disregarding investment performance) to pay 12 times the first Monthly Deduction. Thereafter, additional premiums may be paid at any time, subject to the premium limitations set forth by the Internal Revenue Code as indicated in the section entitled "Premium Limitation," page 12. You have the right to pay additional premiums of at least $500.00 at any time.

ALLOCATION OF PREMIUM PAYMENTS

    If the state of issue of Your Certificate requires that We return Your Initial Premium, We will allocate the initial Net Premium submitted with Your enrollment form to the Fidelity VIP Money Market Investment Division, until the

12                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

expiration of the right to examine period. Upon the expiration of the right to examine period, the initial Net Premium will, at a later date, be invested according to Your initial allocation instructions (except that any accrued interest will remain in the Fidelity VIP Money Market Investment Division if it is selected as an initial allocation option). This later date is the later of 10 days after We receive the premium and the date We receive the final requirement to put the Certificate in force. The Certificates are credited with units ("Accumulation Units") in each selected Investment Division, the assets of which are invested in the corresponding underlying Portfolio. An Owner may transfer funds among the Investment Divisions subject to certain restrictions. See "Detailed Description of Certificate Benefits and Provisions -- Transfers Among Investment Divisions," page 13. Any additional Net Premiums received by Us prior to such date will be allocated to the Fidelity VIP Money Market Investment Division.

    Alternatively, if the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions. IN THAT CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE INVESTMENT DIVISIONS DURING THE RIGHT TO EXAMINE PERIOD. (Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate.)

    Upon written request, You may change the premium allocation. Subsequent Net Premiums will be allocated among Investment Divisions according to Your most recent instructions, subject to the following. Portions allocated to the Investment Divisions must be whole percentages of 10% or more. If We receive a premium and Your most recent allocation instructions would violate this requirement, We will allocate the Net Premium among the Investment Divisions according to Your previous premium allocation.

    The Owner will receive several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Owner on the enrollment form is shown in the Certificate. In addition, each transactional confirmation received after a premium payment will show how that premium has been allocated. In addition, each annual statement summarizes the current premium allocation in effect for that Certificate.

ACCUMULATION UNITS

    Net Premiums allocated to the Investment Divisions are used to credit Accumulation Units under the Certificate.

    The number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity VIP Money Market Investment Division) will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Investment Division. Each portion to be invested in an Investment Division is then divided by the Accumulation Unit Value of that particular Investment Division next computed following receipt of the payment.

ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Investment Division will vary daily to reflect the investment experience of the applicable Portfolio, as well as the daily deduction for mortality and expense risks, and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by Hartford.

    All valuations in connection with a Certificate, e.g., with respect to determining Cash Value and Investment Value, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Certificate with each premium payment, other than the Initial Premium, will be made on the date the request or payment is received by Hartford at the Customer Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

PREMIUM LIMITATION

    If premiums are received which would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Internal Revenue Code, We will refund the excess premium payments. We will refund such premium payments and interest thereon within 60 days after the end of a Coverage Year.

    A premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

                          VALUES UNDER THE CERTIFICATE

    As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13
--------------------------------------------------------------------------------

    Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

    The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit Value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values," page 12.

                          SURRENDER OF THE CERTIFICATE

    At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, the Owner may choose, without the consent of the Beneficiary (provided the designation of the Beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from Us. To surrender a Certificate, You must submit a request for surrender In Writing. We will determine the Cash Surrender Value as of the Valuation Day We receive the request In Writing at Our Customer Service Center, or the date requested by the Owner, whichever is later.

    The Cash Surrender Value, which is the net amount available upon surrender of the Certificate, equals the Cash Value, less Debt, less any charges accrued but not yet deducted. The Certificate will terminate on the date of receipt of the written request, or the date the Owner requests the surrender to be effective, whichever is later.

    The Cash Surrender Value may be paid in cash or allocated to any other payment option agreed upon by Us.

PARTIAL WITHDRAWALS

    At any time before the Maturity Date, and subject to Hartford's rules then in effect, up to twelve (12) partial withdrawals are allowed per Coverage Year; however, only one (1) partial withdrawal is allowed between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt. Hartford currently imposes a maximum $25.00 fee for processing partial withdrawals. A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will have a permanent effect on the Cash Surrender Value and may have a permanent effect on the Death Benefits payable. If Death Benefit option A is in effect, the Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, partial withdrawals will be deducted on a Pro Rata Basis from the Investment Divisions. Requests for partial withdrawals must be made In Writing to Us. The effective date of a partial withdrawal will be the Valuation Day We receive the request In Writing at Our Customer Service Center. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations -- Modified Endowment Contracts," page 23.

                      TRANSFERS AMONG INVESTMENT DIVISIONS

AMOUNT AND FREQUENCY OF TRANSFERS

    Upon request and as long as the Certificate is in effect, You may transfer amounts among the Investment Divisions up to six times per Coverage Year. Transfer requests must be In Writing on a form approved by Hartford or by telephone in accordance with established procedures. The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect. Currently, the minimum value of Accumulation Units that may be transferred from one Investment Division to another is the lesser of (i) $500 or
(ii) the total value of the Accumulation Units in the Investment Division. The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, the entire value will be transferred.

    Currently there are no restrictions on transfers other than those described herein and there is no charge for permitted transfers between Investment Divisions. Hartford reserves the right in the future to impose additional restrictions on transfers, as a well as a charge for processing transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

    In the event of a transfer from an Investment Division, the number of Accumulation Units credited to the Investment Division from which the transfer is made will be reduced. The reduction will be determined by dividing:

1.  the amount transferred by,

2. the Accumulation Unit Value for that Investment Division on the Valuation Day We receive Your request for transfer In Writing.

    In the event of a transfer to an Investment Division, We will increase the number of Accumulation Units credited thereto. The increase will equal:

1.  the amount transferred divided by,

2. the Accumulation Unit Value for that Investment Division determined on the Valuation Day We receive Your request for transfer In Writing.
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14                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PROCEDURES FOR TELEPHONE TRANSFERS

    Owners may effect telephone transfers in two ways. All Owners may directly contact a customer service representative. Owners may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. All Owners intending to conduct telephone transfers through the VRU will be asked to complete a Telephone Authorization Form.

    Hartford will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all Owners who request VRU access. The PIN is selected by and known only to the Owner. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by Hartford through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. Hartford is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Certificate on every Valuation Day.

    We will pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) days after We receive all the information needed to process the payment unless the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.

    Hartford may defer payment of any amounts not attributable to the Investment Divisions for up to six months from the date on which We receive the request.

                                     LOANS

    As long as the Certificate is in effect, an Owner may obtain, without the consent of the Beneficiary (provided the designation of Beneficiary is not irrevocable), a cash Loan from Hartford. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt.

    The amount of each Loan will be transferred on a Pro-Rata Basis from each of the Investment Divisions (unless the Owner specifies otherwise) to the Loan Account. The Loan Account is the mechanism used to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

    Interest will accrue daily on outstanding Debt at the Adjustable Loan Interest Rate indicated in the Certificate. The difference between the value of the Loan Account and any outstanding Debt will be transferred from the Investment Divisions to the Loan Account on each Certificate Anniversary.

    The maximum Adjustable Loan Interest Rate We may charge for Loans is the greater of 5% and the Published Monthly Average for the calendar month two months prior to the date on which the Adjustable Loan Interest Rate is determined. The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

    Amounts in the Loan Account for Coverage Years 1 through 10 will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus 1%. Amounts in the Loan Account for Coverage Years 11 and later will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus .20%.

LOAN REPAYMENTS

    You can repay any part of or the entire Loan at any time. The amount of the Loan repayment will be allocated to Your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, additional premium payments received by Hartford during the period when a Loan is outstanding will be treated as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

    If total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate 31 days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31 day period, the Certificate will end without value.

EFFECT OF LOANS ON INVESTMENT VALUE

    A Loan, whether or not repaid, will have a permanent effect on the
Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for funds held in the Loan Account, an Owner's Investment Value will not increase as rapidly as it would have had no
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15
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Loan been made. If the Investment Divisions earn less than the Loan Account, the
Owner's Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

                                 DEATH BENEFIT

    As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named Beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the Beneficiary equal the Death Benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The Death Benefit depends on the Death Benefit option You select and is determined as of the date of the death of the Insured.

DEATH BENEFIT OPTIONS

    There are two Death Benefit options: Death Benefit option A and Death Benefit option B:

1. Under the Death Benefit option A, the Death Benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

2. Under Death Benefit option B, the Death Benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

    Regardless of which Death Benefit option You select, the maximum amount payable under such option will be the Death Proceeds.

OPTION CHANGE

    While the Certificate is in force, You may change the Death Benefit option selected under a Certificate by making a request In Writing during the lifetime of the Insured. If the change is from Death Benefit option A to Death Benefit option B, satisfactory evidence of insurability must be provided to Hartford. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change. If the change is from Death Benefit option B to Death Benefit option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change. Any change in the selection of a Death Benefit option will become effective at the beginning of the Coverage month following Hartford's approval of such change. We will notify You that the change has been made.

    All or part of the Death Proceeds may be paid in cash or applied under one of the payment options described below.

PAYMENT OPTIONS

    Death Proceeds under the Certificate may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000 unless Hartford consents to a lesser amount. Once payments under payment options 2, 3 or 4 commence, no surrender of the Certificate may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Certificates:

FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- Life Income

    LIFE ANNUITY -- an annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment due preceding the death of the Annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the Annuitant died before the second monthly annuity payment was due.

    LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the Annuitant for a fixed period of 120 months and for as long thereafter as the Annuitant shall live.

    The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. Hartford may, however, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as may be agreed on.

LEGAL DEVELOPMENTS REGARDING INCOME PAYMENTS

    In those states affected by the 1983 Supreme Court decision in Arizona Governing Committee v. Norris, income
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16                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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payment options involving life income are based on unisex actuarial tables. In addition, legislation has previously been introduced in Congress which, had it been enacted, would have required the use of tables that do not vary on the basis of sex for some or all annuities. Currently, several states have enacted such laws.

BENEFICIARY

    The Owner names the Beneficiary in the enrollment form for the Certificate. The Owner may change the Beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no Beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Owner if living; otherwise to the Owner's estate.

INCREASES AND DECREASES IN FACE AMOUNT

    The minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, the Owner may request a change in the Face Amount by making a request In Writing to Hartford and directing such request to Hartford's Customer Service Center.

    All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to the Company and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

    A decrease in the Face Amount will be effective on the first Processing Date following the date We receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount must not be less than $50,000. Decreases will be applied:

(a) to the most recent increase; then

(b) successively to each prior increase, and then

(c) to the initial Face Amount.

    We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any 12 month period.

                              BENEFITS AT MATURITY

    If the Insured is living on the Maturity Date, on surrender of the Certificate to Hartford, Hartford will pay to the Owner the Cash Surrender Value on the date the Certificate is surrendered. However, on the Maturity Date, the Certificate will terminate and Hartford will have no further obligations under the Certificate.

                        TERMINATION OF PARTICIPATION IN
                                THE GROUP POLICY

    Participation in the Group Policy may be terminated by Hartford or the Participating Employer. The party initiating the termination must provide notice of such termination to each Owner of record, at his or her last known address, at least 15 days prior to the date of termination. In the event of such termination, no new enrollment forms for new Insureds will be accepted on or after the date notice of discontinuance is received or sent by Hartford, whichever is applicable, nor will any new Certificates be issued. If premium payments are discontinued, Hartford will continue insurance Coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. This Continuation of Insurance will not continue the Coverage under the Certificate beyond Attained Age 100, nor will it continue any optional benefit rider beyond the Certificate's date of termination. If the Group Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the Coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Group Policy, provided it is not canceled or surrendered by the Owner, subject to Hartford's qualifications then in effect.

                         LAPSE AND REINSTATEMENT WHILE
                         THE GROUP POLICY IS IN EFFECT

LAPSE AND GRACE PERIOD

    A Grace Period of 61 days will be allowed following the date We mail to the Owner notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless the Owner has given Hartford written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during the Grace Period. The Owner will be liable to Hartford for all charges due under the Certificate then unpaid for the period the Certificate remains in force.

    In the event that total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate 31 days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31 day period, the Certificate will end without value.

REINSTATEMENT

    Prior to the death of the Insured, and unless (1) the Group Policy is terminated (See "Termination of Participation in the Group Policy") or (2) the Certificate has been surrendered for cash, the Certificate may be reinstated prior to the Maturity Date, provided:

(a) you make Your request within three (3) years of the date of lapse; and
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17
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(b) satisfactory evidence of insurability is submitted.
    To reinstate Your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least 3 months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

(a) The Investment Value at the time of termination; plus

(b) Net Premiums attributable to premiums paid at the time of reinstatement.

    Upon reinstatement, any Debt at the time of termination must be repaid or carried over to the reinstated Certificate.

                          ENROLLMENT FOR A CERTIFICATE

    Individuals wishing to purchase a Certificate must submit an enrollment form to Hartford. Within limits, an applicant may choose the Initial Premium and the initial Face Amount. A Certificate generally will be issued only on the lives of Insureds Attained Age 79 and under who supply evidence of insurability satisfactory to the Company. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without the consent of the Owner.

    The Certificate will be effective on the Coverage Date only after Hartford has received all outstanding delivery requirements and received the Initial Premium. The Coverage Date is the date used to determine all future cyclical transactions on the Certificate, e.g., Processing Date, Coverage months and Coverage Years.

                      THE RIGHT TO EXAMINE THE CERTIFICATE

    An Owner has a limited right to return a Certificate. Subject to applicable state regulation, if the Certificate is returned, by mail or personal delivery to Hartford or to the agent who sold the Certificate, to be canceled within 10 days after delivery of the Certificate to the Owner, Hartford will return either
(1) the total amount of premiums or (2) the Cash Value plus charges deducted under the Certificate to the Owner within 7 days. If the state where Your Certificate is issued requires that We return Your Initial Premium, We will allocate Your initial Net Premium to the Fidelity VIP Money Market Investment Division. If the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions.

                            DEDUCTIONS FROM PREMIUM

    Before allocating the Net Premium to the Investment Divisions, a deduction as a percentage of premium is made for the front-end sales load, premium taxes and the DAC tax charge. The amount of each premium allocated to the Investment Divisions is Your Net Premium.

FRONT-END SALES LOAD

    The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later.

    The front-end sales load covers expenses related to the sale and distribution of the Certificates. The front-end sales load may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, the expected number of Owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which Certificates are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification are related to the reduced sales effort and administrative costs resulting from sales to qualifying plans. Hartford may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Separate Account.

PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover taxes assessed against Hartford that are attributable to premiums. This percentage will vary by locale depending on the tax rates in effect there. The range of premium taxes actually deducted by Hartford currently ranges from 0% to 4%.

DAC TAX CHARGE

    The Company deducts 1.25% of each premium to cover a federal premium tax assessed against the Company. This charge is reasonable in relation to the Company's federal income tax burden, under Section 848 of the Code, resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

                          DEDUCTIONS AND CHARGES FROM
                                INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNTS

    On the Coverage Date and on each subsequent Processing Date, Hartford will deduct an amount (the
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18                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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"Monthly Deduction Amount") from the Investment Value to cover certain charges and expenses incurred in connection with a Certificate. The Monthly Deduction Amount will vary from month to month. These will be taken from the Charge Deduction Division, if designated in the enrollment form for the Certificate or later elected.

    If a Charge Deduction Division has been designated but the Investment Value in the Charge Deduction Division is less than that required to cover all charges due on such date:

(1) Hartford will apply the Investment Value of the Charge Deduction Division to the charges due and set the Investment Value in the Charge Deduction Division to zero; and

(2) any additional amount due will be allocated among the remaining Investment Divisions on a Pro Rata Basis.

    If no Charge Deduction Division has been designated or elected, any amounts due will be allocated among the Owner's chosen Investment Divisions on a Pro Rata Basis.

    The Monthly Deduction Amount is equal to:

(a) the administrative expense charge; plus

(b) the charges for cost of insurance; plus

(c) any charges for additional benefits provided by rider.

    (A) Monthly Administrative Fee and Other Expense Charges

      Hartford will assess a monthly administrative charge to compensate Hartford for administrative costs in connection with the Certificates. This charge will be $5 per Coverage month initially and is guaranteed never to exceed $10.00 per Coverage month. This charge covers the average expected cost for these expenses.

    (B) Cost of Insurance Charge

      The charge for the cost of insurance is equal to:

     (i) the cost of insurance rate per $1,000; multiplied by

     (ii) the Net Amount at Risk; divided by

    (iii) $1,000

      The Net Amount at Risk equals the Death Benefit less the Cash Value on that date.

      The cost of insurance charge is to cover Hartford's anticipated mortality costs. Hartford uses various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Group Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

      Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Group Policy that are agreed to by Hartford and the Participating Employer. The actual monthly cost of insurance rates will be based on Hartford's expectations as to future experience. Hartford will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

      The rate class of an Insured affects the cost of insurance rate. Hartford and the Participating Employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, and/or any other nondiscriminatory classes agreed to by the Participating Employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

      Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

    (C) Rider Charge

      If the policy includes riders, a charge is deducted from the Investment Value on each Processing Date.

      The charge applicable to these riders is to compensate Hartford for anticipated cost of providing these benefits and are specified on the applicable rider.

      The Riders available are described on page 20 under "Supplemental Benefits" section.

MORTALITY AND EXPENSE RISK CHARGE

    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years 1 through 10 at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years 11 and later at an effective annual rate of .50% of an Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis. See also, "Premiums -- Accumulation Unit Values," page 12.
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    The Mortality and Expense Risk Charge is equal to:

(i) the Mortality and Expense Risk Rate; multiplied by

(ii) the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

    The mortality risk assumed is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Certificates will exceed the administrative charges set forth therein.

    If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on Hartford. Conversely, if the charge proves more than sufficient, any excess will be added to Hartford's surplus.

                                     TAXES

    Currently, no charge is made to the Separate Account for federal, state, and local taxes that may be attributable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Certificates in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                                 OTHER MATTERS
                     ADDITIONS, DELETIONS OR SUBSTITUTIONS
                                 OF INVESTMENTS

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and the Investment Divisions which fund the Group Policies. If shares of any of the Portfolios should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Portfolio should become inappropriate in view of the purposes of the Group Policies, Hartford may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Group Policies. No substitution of securities will take place without notice to and consent of Owners and without prior approval of the SEC to the extent required by the 1940 Act. Subject to Owner approval, if required, Hartford also reserves the right to end the registration under the 1940 Act of the Separate Account or any other separate accounts of which it is the depositor which may fund the Group Policies.

                                 VOTING RIGHTS

    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Owners (or the assignee of the Certificates, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Owner is determined by dividing the Owner's interest in each Investment Division by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of the Owners (or the assignees) in the Funds will be determined as follows: Owners may cast one vote for each full or fractional Accumulation Unit owned under their respective Certificates and allocated to an Investment Division the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, an Owner has taken a Loan secured by the Certificate, amounts transferred from the Investment Division(s) to the Loan Account(s) in connection with the Loan (see "Detailed Description of Certificate Benefits and Provisions -- Loans," page 14) will not be considered in determining the voting interests of the Owner. Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.

    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Owners.

                                   OUR RIGHTS

    We reserve the right to take certain actions in connection with Our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the SEC). If necessary, We will seek approval by Owners.
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    Specifically, We reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;
- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Separate Account.

    Hartford also reserves the right to change the name of the Separate Account.

    We have reserved all rights to the name of ITT Hartford Life and Annuity Insurance Company or any part of it. We may allow the Separate Account and other entities to use Our name or part of it, but We may also withdraw this right.

                              STATEMENTS TO OWNERS

    We will send You a statement at least once each Coverage Year, showing:

(a) the current Cash Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and Loans since the last report;

(c) the amount of any outstanding Debt;

(d) notifications required by the provisions of the Certificate; and
(e) any other information required by the Insurance Department of the State where the Certificate was delivered.

                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Certificate is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the Death Benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

                         MISSTATEMENT AS TO AGE OR SEX

    If the age or sex of the Insured is incorrectly stated, the amount of all benefits payable will be appropriately adjusted, as specified in the Certificate.

                                   ASSIGNMENT

    The Certificate may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Certificates.

                               EXPERIENCE CREDITS

    The Certificates issued under a Group Policy may be eligible for experience credits due to administrative savings. The amount of any experience credit may be paid in cash or applied to and used to increase the Investment Value.

                             SUPPLEMENTAL BENEFITS

    The following supplemental benefit, which is subject to the restrictions and limitations set forth therein, may be included in a Certificate.

                         MATURITY DATE EXTENSION RIDER

    We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Certificate Benefits," page 23.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21
--------------------------------------------------------------------------------

                        EXECUTIVE OFFICERS AND DIRECTORS

                                        POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                       YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -----------------------------------  ------------------------------------------------------------
Wendell J. Bossen, 63             Vice President, 1995**               Vice President (1992-Present), Hartford Life Insurance
                                                                         Company; Executive Vice President (1984), Mutual Benefit.
Gregory A. Boyko, 45              Vice President, 1995                 Vice President & Controller (1995-Present), Hartford Life
                                                                         Insurance Company; Chief Financial Officer (1994-1995),
                                                                         IMG American Life; Senior Vice President (1992-1994),
                                                                         Connecticut Mutual Life Insurance Company.
Peter W. Cummins, 60              Vice President, 1993                 Vice President, Individual Annuity Operations
                                                                         (1989-Present), Hartford.
Ann M. deRaismes, 46              Vice President, 1994                 Vice President (1994-Present); Assistant Vice President
                                                                         (1992-1994); Director of Human Resources (1991-1997),
                                                                         Hartford Life Insurance Company.
James R. Dooley, 60               Vice President, 1973                 Vice President, Director Information Services
                                                                         (1973-Present), Hartford.
Timothy M. Fitch, 44              Vice President, 1995                 Vice President, (1995-Present); Assistant Vice President
                                                                         (1993-1995); Director (1991-1993), Hartford Life Insurance
                                                                         Company.
Bruce D. Gardner, 46              Director, 1991*                      Vice President (1996-Present); General Counsel and Corporate
                                                                         Secretary (1991-1995), Hartford Life Insurance Company.
Joseph H. Gareau, 50              Executive Vice President &           Senior Vice President & Chief Investment Officer
                                  Chief Investment Officer,              (1992-1993), Hartford; Senior Vice President & Chief
                                  1993                                   Investment Officer (1992), Hartford Insurance Group.
                                  Director, 1993*
Donald J. Gillette, 51            Vice President, 1993                 Vice President, Director of Marketing (1991-Present),
                                                                         Hartford.
Lynda Godkin, 43                  General Counsel, 1996                Associate General Counsel and Corporate Secretary
                                  Corporate Secretary, 1995              (1995-1996); Assistant General Counsel and Secretary
                                                                         (1994-1995); Counsel (1990-1994), Hartford Life Insurance
                                                                         Company.
Lois W. Grady, 52                 Vice President, 1993                 Assistant Vice President (1988-1993), Hartford Life
                                                                         Insurance Company.
Robert A. Kerzner, 45             Vice President, 1994                 Vice President (1994-Present); Regional Vice President
                                                                         (1991-1994), Hartford.
William B. Malchodi, Jr., 46      Vice President, 1994                 Vice President (1994-Present); Director of Taxes
                                  Director of Taxes, 1992                (1992-Present), Hartford Insurance Group.
Thomas M. Marra, 38               Executive Vice President &           Senior Vice President & Director, Individual Life and
                                  Director, Individual Life              Annuity Division (1993-1996); Director of Individual
                                  and Annuity Division, 1996             Annuities (1991-1993), Hartford.
                                  Director, 1994*
Steven L. Mattieson, 52           Vice President, 1984                 Vice President, Director of New Business (1984-Present),
                                                                         Hartford.
Joseph J. Noto, 45                Vice President, 1989                 President and Director (1994-Present), American Maturity
                                                                         Life Insurance Company; Vice President (1989-Present),
                                                                         Hartford Life Insurance Company.
Craig D. Raymond, 36              Vice President, 1993                 Assistant Vice President (1992-1993); Actuary (1989-1994),
                                  Chief Actuary, 1994                    Hartford Life Insurance Company.
David T. Schrandt, 49             Vice President, 1987                 Vice President, Treasurer and Controller (1987-Present),
                                  Treasurer, 1987                        Hartford.

22                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                        POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                       YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -----------------------------------  ------------------------------------------------------------
Lowndes A. Smith, 57              President, 1989                      President & Chief Operating Officer (1989-Present), Hartford
                                  Chief Executive Officer, 1993          Life Insurance Company.
                                  Director, 1985*
Lizabeth H. Zlatkus, 37           Vice President, 1994                 Vice President, Director Business Operations (1994-Present),
                                  Director, 1994*                        Assistant Vice President, Director Executive Operations
                                                                         (1992-1994), Hartford Life Insurance Company.

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

---------

 * Denotes date of election to Board of Directors.

** ITT Hartford Affiliated Company

                              DISTRIBUTION OF THE
                                 GROUP POLICIES
    Hartford intends to sell the Group Policies in all jurisdictions where it is licensed to do business. The Group Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), or certain other registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable Federal and State laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Group Policies. The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 6% of the premiums paid. In addition, expense allowances, service fees and asset-based trail commissions may be paid. The sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the second Certificate Anniversary.

                   SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS

    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS
                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the Federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of Federal tax considerations is based upon Hartford understanding of current Federal income tax laws as they are currently interpreted.

                          TAXATION OF THE COMPANY AND
                              THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Detailed Description of Certificate Benefits and Provisions -- Values under the Certificate," on page 12). As a result, such investment income and realized

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23
--------------------------------------------------------------------------------

capital gains are automatically applied to increase reserves under the Certificate.

    Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

                    INCOME TAXATION OF CERTIFICATE BENEFITS

    For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

    During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

    Hartford also believes that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

    Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

    The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

    A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment policy are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% additional tax, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment policy, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment policy rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

    All modified endowment policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance policy (other than a pension plan policy) will not be treated as a life insurance policy for any period during which the investments made by the separate account underlying the policy are not adequately diversified in accordance with regulations prescribed by the Treasury. If a policy is not treated as a life insurance policy, the policy owner will be subject to income tax on the annual increases in cash value. The Treasury has issued diversification regulations which,

24                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

among other things, generally require that no more than 55% of the value of the total assets of the segregated asset account (such as the Funds) underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the diversification standards are not met, non-pension policy owners will be subject to current tax on the increase in cash value in the policy.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification standards, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or Policy Owner must agree to pay the tax due for the period during which the diversification standards were not met. The amount required to be paid shall be an amount based upon the tax that would have been owed by the policy owner if they were treated as receiving the income on the policy for such period or periods.

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

                            OTHER TAX CONSIDERATIONS

    Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.

                                    EXPERTS

    The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

    The hypothetical illustrations included in this Prospectus and Registration Statement have been approved by Pauline Gyllenhammer, ASA, MAAA, Senior Actuarial Associate, and are included in reliance upon her opinion as to their reasonableness.

                             REGISTRATION STATEMENT

    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, the Group Policies and the Certificates.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25
--------------------------------------------------------------------------------

                                   APPENDIX A
                      ILLUSTRATIONS OF DEATH BENEFIT, CASH
                         VALUE AND CASH SURRENDER VALUE

    The following tables illustrate how the Death Benefit, Cash Value and Cash Surrender Value of a Group Policy may change with the investment experience of the Separate Account. The tables show how the Death Benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. The tables assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

    The tables on pages 26 to 37 illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The Death Benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

    The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.84%. The 0.84% figure is based on an average of the current management fees and expenses of the available thirteen Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.84%, will vary from year to year, and will depend on how the Cash Value is allocated.

    As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed POLICYual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the Federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Group Policy or Certificate.

    Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

    Upon request, Hartford will furnish comparable illustrations based on a proposed Certificate's specific circumstances.

26                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.84% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            14,807           12,239     12,239         250,000        10,998     10,998         250,000
      2            30,355           24,216     24,216         250,000        21,798     21,798         250,000
      3            46,680           35,937     35,937         250,000        32,405     32,405         250,000
      4            63,821           47,439     47,439         250,000        42,824     42,824         250,000
      5            81,819           58,740     58,740         250,000        53,056     53,056         250,000
      6           100,717           69,954     69,954         250,000        63,106     63,106         250,000
      7           120,560           80,994     80,994         250,000        72,972     72,972         250,000
      8           126,588           79,328     79,328         250,000        70,364     70,364         250,000
      9           132,917           77,642     77,642         250,000        67,638     67,638         250,000
     10           139,563           75,924     75,924         250,000        64,773     64,773         250,000
     11           146,541           74,267     74,267         250,000        61,753     61,753         250,000
     12           153,868           72,541     72,541         250,000        58,558     58,558         250,000
     13           161,561           70,724     70,724         250,000        55,173     55,173         250,000
     14           169,639           68,810     68,810         250,000        51,579     51,579         250,000
     15           178,121           66,792     66,792         250,000        47,750     47,750         250,000
     16           187,027           64,596     64,596         250,000        43,652     43,652         250,000
     17           196,378           62,278     62,278         250,000        39,239     39,239         250,000
     18           206,197           59,822     59,822         250,000        34,458     34,458         250,000
     19           216,507           57,213     57,213         250,000        29,239     29,239         250,000
     20           227,332           54,433     54,433         250,000        23,513     23,513         250,000
     25           290,140           37,014     37,014         250,000            --         --              --
     30           370,300           10,059     10,059         250,000            --         --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.16% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST       CASH       SURRENDER     DEATH         CASH       SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            14,807           12,988     12,988       250,000        11,698     11,698       250,000
      2            30,355           26,475     26,475       250,000        23,890     23,890       250,000
      3            46,680           40,489     40,489       250,000        36,603     36,603       250,000
      4            63,821           55,091     55,091       250,000        49,870     49,870       250,000
      5            81,819           70,326     70,326       250,000        63,721     63,721       250,000
      6           100,717           86,332     86,332       250,000        78,194     78,194       250,000
      7           120,560          103,061    103,061       250,000        93,320     93,320       250,000
      8           126,588          107,259    107,259       250,000        96,111     96,111       250,000
      9           132,917          111,619    111,619       250,000        98,932     98,932       250,000
     10           139,563          116,145    116,145       250,000       101,774    101,774       250,000
     11           146,541          121,011    121,011       252,130       104,633    104,633       250,000
     12           153,868          126,044    126,044       255,602       107,505    107,505       250,000
     13           161,561          131,237    131,237       259,133       110,389    110,389       250,000
     14           169,639          136,596    136,596       262,727       113,282    113,282       250,000
     15           178,121          142,129    142,129       266,389       116,180    116,180       250,000
     16           187,027          147,796    147,796       270,056       119,073    119,073       250,000
     17           196,378          153,649    153,649       273,816       121,946    121,946       250,000
     18           206,197          159,692    159,692       277,693       124,784    124,784       250,000
     19           216,507          165,930    165,930       281,707       127,562    127,562       250,000
     20           227,332          172,368    172,368       285,873       130,263    130,263       250,000
     25           290,140          207,670    207,670       308,985       141,994    141,994       250,000
     30           370,300          248,541    248,541       336,544       147,599    147,599       250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.16% NET)

                                           CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       ----------------------------------------   -------------------------------------
  END OF      ACCUMULATED                        CASH                                     CASH
  POLICY     AT 5% INTEREST        CASH        SURRENDER       DEATH         CASH       SURRENDER      DEATH
   YEAR         PER YEAR          VALUE          VALUE        BENEFIT        VALUE        VALUE       BENEFIT
  -------   ----------------   ------------   -----------   -----------   -----------   ---------   -----------
      1            14,807            13,736       13,736        250,000        12,399     12,399        250,000
      2            30,355            28,823       28,823        250,000        26,068     26,068        250,000
      3            46,680            45,411       45,411        250,000        41,149     41,149        250,000
      4            63,821            63,696       63,696        250,000        57,806     57,806        250,000
      5            81,819            83,881       83,881        250,000        76,221     76,221        250,000
      6           100,717           106,273      106,273        254,083        96,602     96,602        250,000
      7           120,560           130,925      130,925        304,005       119,031    119,031        276,543
      8           126,588           144,078      144,078        325,025       129,977    129,977        293,388
      9           132,917           158,535      158,535        347,606       141,883    141,883        311,284
     10           139,563           174,416      174,416        371,869       154,820    154,820        330,298
     11           146,541           192,129      192,129        398,458       168,873    168,873        350,497
     12           153,868           211,577      211,577        427,072       184,128    184,128        371,956
     13           161,561           232,909      232,909        457,767       200,690    200,690        394,751
     14           169,639           256,303      256,303        490,695       218,666    218,666        418,966
     15           178,121           281,959      281,959        526,031       238,171    238,171        444,689
     16           187,027           309,996      309,996        563,818       259,320    259,320        472,013
     17           196,378           340,733      340,733        604,415       282,233    282,233        501,037
     18           206,197           374,419      374,419        648,085       307,031    307,031        531,867
     19           216,507           411,332      411,332        695,115       333,834    333,834        564,616
     20           227,332           451,769      451,769        745,803       362,778    362,778        599,401
     25           290,140           719,091      719,091      1,064,976       545,479    545,479        808,621
     30           370,300         1,136,917    1,136,917      1,532,372       809,012    809,012      1,091,620

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES AND FORNT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES AND FORNT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.84% NET)

                                       CURRENT CHARGES*                  GUARANTEED CHARGES**
                PREMIUMS       ---------------------------------   ---------------------------------
  END OF      ACCUMULATED                    CASH                                CASH
  POLICY     AT 5% INTEREST      CASH      SURRENDER    DEATH        CASH      SURRENDER    DEATH
   YEAR         PER YEAR         VALUE      VALUE      BENEFIT       VALUE      VALUE      BENEFIT
  -------   ----------------   ---------   --------   ----------   ---------   --------   ----------
      1            14,807         12,229    12,229       262,262      10,945    10,945       261,053
      2            30,355         24,174    24,174       274,231      21,636    21,636       271,766
      3            46,680         35,834    35,834       285,914      32,070    32,070       282,221
      4            63,821         47,240    47,240       297,341      42,245    42,245       292,417
      5            81,819         58,406    58,406       308,528      52,152    52,152       302,346
      6           100,717         69,484    69,484       319,613      61,789    61,789       312,005
      7           120,560         80,351    80,351       330,497      71,136    71,136       321,377
      8           126,588         78,504    78,504       328,652      67,990    67,990       318,240
      9           132,917         76,623    76,623       326,773      64,703    64,703       314,965
     10           139,563         74,694    74,694       324,849      61,253    61,253       311,529
     11           146,541         72,802    72,802       322,954      57,628    57,628       307,918
     12           153,868         70,815    70,815       320,974      53,809    53,809       304,115
     13           161,561         68,703    68,703       318,873      49,789    49,789       300,112
     14           169,639         66,463    66,463       316,644      45,554    45,554       295,894
     15           178,121         64,089    64,089       314,281      41,086    41,086       291,446
     16           187,027         61,485    61,485       311,696      36,355    36,355       286,737
     17           196,378         58,733    58,733       308,956      31,329    31,329       281,735
     18           206,197         55,819    55,819       306,055      25,961    25,961       276,396
     19           216,507         52,728    52,728       302,979      20,202    20,202       270,669
     20           227,332         49,445    49,445       299,712      14,004    14,004       264,507
     25           290,140         29,331    29,331       279,707          --        --            --
     30           370,300            388       388       250,937          --        --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.16% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST       CASH       SURRENDER     DEATH         CASH       SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            14,807           12,976     12,976       262,947        11,642     11,642       261,695
      2            30,355           26,429     26,429       276,359        23,712     23,712       273,728
      3            46,680           40,371     40,371       290,260        36,219     36,219       286,198
      4            63,821           54,855     54,855       304,697        49,180     49,180       299,120
      5            81,819           69,915     69,915       319,708        62,600     62,600       312,501
      6           100,717           85,728     85,728       335,458        76,494     76,494       326,355
      7           120,560          102,202    102,202       351,876        90,859     90,859       340,679
      8           126,588          106,102    106,102       355,765        92,769     92,769       342,596
      9           132,917          110,114    110,114       359,768        94,572     94,572       344,409
     10           139,563          114,227    114,227       363,873        96,237     96,237       346,086
     11           146,541          118,599    118,599       368,222        97,743     97,743       347,605
     12           153,868          123,049    123,049       372,665        99,062     99,062       348,940
     13           161,561          127,549    127,549       377,161       100,174    100,174       350,070
     14           169,639          132,097    132,097       381,705       101,053    101,053       350,968
     15           178,121          136,687    136,687       386,291       101,666    101,666       351,604
     16           187,027          141,219    141,219       390,828       101,968    101,968       351,932
     17           196,378          145,774    145,774       395,381       101,905    101,905       351,901
     18           206,197          150,334    150,334       399,941       101,412    101,412       351,444
     19           216,507          154,884    154,884       404,492       100,412    100,412       350,487
     20           227,332          159,404    159,404       409,015        98,825     98,825       348,950
     25           290,140          180,528    180,528       430,191        79,403     79,403       329,876
     30           370,300          195,387    195,387       445,197        29,914     29,914       281,046

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.16% NET)

                                           CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       ----------------------------------------   ------------------------------------
  END OF      ACCUMULATED                        CASH                                     CASH
  POLICY     AT 5% INTEREST        CASH        SURRENDER       DEATH         CASH       SURRENDER     DEATH
   YEAR         PER YEAR          VALUE          VALUE        BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   ------------   -----------   -----------   -----------   ---------   ----------
      1            14,807            13,724       13,724        263,629        12,341     12,341       262,334
      2            30,355            28,773       28,773        278,562        25,872     25,872       275,761
      3            46,680            45,277       45,277        294,939        40,710     40,710       290,486
      4            63,821            63,417       63,417        312,937        56,988     56,988       306,637
      5            81,819            83,378       83,378        332,739        74,840     74,840       324,352
      6           100,717           105,503      105,503        354,676        94,424     94,424       343,786
      7           120,560           129,890      129,890        378,865       115,898    115,898       365,095
      8           126,588           142,752      142,752        391,626       125,773    125,773       374,902
      9           132,917           156,893      156,893        405,655       136,480    136,480       385,537
     10           139,563           172,430      172,430        421,070       148,081    148,081       397,060
     11           146,541           189,766      189,766        438,249       160,652    160,652       409,546
     12           153,868           208,812      208,812        457,146       174,273    174,273       423,076
     13           161,561           229,719      229,719        477,891       189,044    189,044       437,746
     14           169,639           252,678      252,678        500,670       205,065    205,065       453,658
     15           178,121           277,897      277,897        525,692       222,446    222,446       470,921
     16           187,027           305,512      305,512        555,663       241,294    241,294       489,641
     17           196,378           335,803      335,803        595,671       261,722    261,722       509,931
     18           206,197           369,001      369,001        638,707       283,844    283,844       531,906
     19           216,507           405,379      405,379        685,055       307,778    307,778       555,682
     20           227,332           445,230      445,230        735,008       333,656    333,656       581,390
     25           290,140           708,677      708,677      1,049,553       498,237    498,237       744,890
     30           370,300         1,120,446    1,120,446      1,510,173       738,596    738,596       996,606

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.84% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST       CASH       SURRENDER     DEATH         CASH       SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1             6,300            5,049      5,049       250,000         3,962      3,962       250,000
      2            12,915            9,930      9,930       250,000         7,793      7,793       250,000
      3            19,861           14,643     14,643       250,000        11,492     11,492       250,000
      4            27,154           19,219     19,219       250,000        15,058     15,058       250,000
      5            34,812           23,673     23,673       250,000        18,482     18,482       250,000
      6            42,853           28,139     28,139       250,000        21,764     21,764       250,000
      7            51,296           32,507     32,507       250,000        24,887     24,887       250,000
      8            60,161           36,896     36,896       250,000        27,960     27,960       250,000
      9            69,469           41,180     41,180       250,000        30,848     30,848       250,000
     10            79,242           45,350     45,350       250,000        33,535     33,535       250,000
     11            89,504           49,464     49,464       250,000        36,013     36,013       250,000
     12           100,279           53,441     53,441       250,000        38,272     38,272       250,000
     13           111,593           57,265     57,265       250,000        40,308     40,308       250,000
     14           123,473           60,937     60,937       250,000        42,110     42,110       250,000
     15           135,947           64,457     64,457       250,000        43,667     43,667       250,000
     16           149,044           67,760     67,760       250,000        44,955     44,955       250,000
     17           162,796           70,911     70,911       250,000        45,946     45,946       250,000
     18           177,236           73,904     73,904       250,000        46,603     46,603       250,000
     19           192,398           76,733     76,733       250,000        46,882     46,882       250,000
     20           208,318           79,392     79,392       250,000        46,736     46,736       250,000
     25           300,684           89,717     89,717       250,000        38,028     38,028       250,000
     30           418,569           93,568     93,568       250,000         7,268      7,268       250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.16% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST       CASH       SURRENDER     DEATH         CASH       SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1             6,300            5,363      5,363       250,000         4,236      4,236       250,000
      2            12,915           10,870     10,870       250,000         8,591      8,591       250,000
      3            19,861           16,526     16,526       250,000        13,066     13,066       250,000
      4            27,154           22,369     22,369       250,000        17,666     17,666       250,000
      5            34,812           28,422     28,422       250,000        22,390     22,390       250,000
      6            42,853           34,829     34,829       250,000        27,241     27,241       250,000
      7            51,296           41,497     41,497       250,000        32,212     32,212       250,000
      8            60,161           48,562     48,562       250,000        37,425     37,425       250,000
      9            69,469           55,913     55,913       250,000        42,754     42,754       250,000
     10            79,242           63,555     63,555       250,000        48,194     48,194       250,000
     11            89,504           71,595     71,595       250,000        53,747     53,747       250,000
     12           100,279           79,951     79,951       250,000        59,414     59,414       250,000
     13           111,593           88,626     88,626       250,000        65,206     65,206       250,000
     14           123,473           97,644     97,644       250,000        71,129     71,129       250,000
     15           135,947          107,030    107,030       250,000        77,190     77,190       250,000
     16           149,044          116,762    116,762       250,000        83,389     83,389       250,000
     17           162,796          126,920    126,920       250,000        89,725     89,725       250,000
     18           177,236          137,534    137,534       250,000        96,197     96,197       250,000
     19           192,398          148,634    148,634       252,342       102,800    102,800       250,000
     20           208,318          160,130    160,130       265,576       109,538    109,538       250,000
     25           300,684          223,823    223,823       333,018       145,932    145,932       250,000
     30           418,569          298,689    298,689       404,448       189,752    189,752       257,224

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.16% NET)

                                         CURRENT CHARGES*                      GUARANTEED CHARGES**
                PREMIUMS       -------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                    CASH
  POLICY     AT 5% INTEREST       CASH       SURRENDER      DEATH         CASH       SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE       BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   -----------   -----------   ---------   ----------
      1             6,300            5,676      5,676        250,000         4,512      4,512       250,000
      2            12,915           11,847     11,847        250,000         9,423      9,423       250,000
      3            19,861           18,563     18,563        250,000        14,774     14,774       250,000
      4            27,154           25,915     25,915        250,000        20,613     20,613       250,000
      5            34,812           33,986     33,986        250,000        26,988     26,988       250,000
      6            42,853           42,989     42,989        250,000        33,956     33,956       250,000
      7            51,296           52,913     52,913        250,000        41,572     41,572       250,000
      8            60,161           63,989     63,989        250,000        50,038     50,038       250,000
      9            69,469           76,205     76,205        250,000        59,308     59,308       250,000
     10            79,242           89,680     89,680        250,000        69,470     69,470       250,000
     11            89,504          104,698    104,698        250,000        80,633     80,633       250,000
     12           100,279          121,296    121,296        250,000        92,922     92,922       250,000
     13           111,593          139,576    139,576        274,328       106,489    106,489       250,000
     14           123,473          159,646    159,646        305,645       121,503    121,503       250,000
     15           135,947          181,677    181,677        338,942       138,130    138,130       257,903
     16           149,044          205,790    205,790        374,289       156,209    156,209       284,331
     17           162,796          232,242    232,242        411,967       175,825    175,825       312,135
     18           177,236          261,249    261,249        452,198       197,087    197,087       341,412
     19           192,398          293,051    293,051        495,230       220,105    220,105       372,264
     20           208,318          327,905    327,905        541,322       244,999    244,999       404,800
     25           300,684          558,615    558,615        827,311       402,759    402,759       597,052
     30           418,569          919,738    919,738      1,239,652       631,441    631,441       852,020

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.84% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST       CASH       SURRENDER     DEATH         CASH       SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1             6,300            5,045      5,045       255,069         3,941      3,941       254,041
      2            12,915            9,913      9,913       259,952         7,732      7,732       257,844
      3            19,861           14,600     14,600       264,654        11,367     11,367       261,492
      4            27,154           19,137     19,137       269,204        14,844     14,844       264,982
      5            34,812           23,537     23,537       273,614        18,153     18,153       268,305
      6            42,853           27,947     27,947       278,024        21,289     21,289       271,455
      7            51,296           32,246     32,246       282,333        24,231     24,231       274,413
      8            60,161           36,550     36,550       286,645        27,084     27,084       277,284
      9            69,469           40,728     40,728       290,834        29,708     29,708       279,926
     10            79,242           44,770     44,770       294,887        32,081     32,081       282,320
     11            89,504           48,724     48,724       298,848        34,193     34,193       284,453
     12           100,279           52,503     52,503       302,643        36,025     36,025       286,309
     13           111,593           56,082     56,082       306,238        37,574     37,574       287,882
     14           123,473           59,457     59,457       309,630        38,825     38,825       289,157
     15           135,947           62,623     62,623       312,813        39,761     39,761       290,120
     16           149,044           65,485     65,485       315,700        40,356     40,356       290,743
     17           162,796           68,126     68,126       318,360        40,576     40,576       290,993
     18           177,236           70,533     70,533       320,786        40,377     40,377       290,830
     19           192,398           72,693     72,693       322,966        39,711     39,711       290,202
     20           208,318           74,590     74,590       324,886        38,531     38,531       289,064
     25           300,684           79,366     79,366       329,798        23,584     23,584       274,377
     30           418,569           73,709     73,709       324,340            --         --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.16% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST       CASH       SURRENDER     DEATH         CASH       SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1             6,300            5,358      5,358       255,356         4,215      4,215       254,294
      2            12,915           10,851     10,851       260,838         8,523      8,523       258,594
      3            19,861           16,477     16,477       266,453        12,922     12,922       262,986
      4            27,154           22,272     22,272       272,233        17,410     17,410       267,466
      5            34,812           28,254     28,254       278,199        21,979     21,979       272,028
      6            42,853           34,582     34,582       284,498        26,625     26,625       276,667
      7            51,296           41,147     41,147       291,043        31,327     31,327       281,364
      8            60,161           48,079     48,079       297,954        36,195     36,195       286,229
      9            69,469           55,259     55,259       305,113        41,089     41,089       291,121
     10            79,242           62,682     62,682       312,515        45,984     45,984       296,015
     11            89,504           70,440     70,440       320,245        50,864     50,864       300,897
     12           100,279           78,432     78,432       328,217        55,707     55,707       305,743
     13           111,593           86,640     86,640       336,406        60,502     60,502       310,542
     14           123,473           95,066     95,066       344,814        65,229     65,229       315,275
     15           135,947          103,715    103,715       353,444        69,862     69,862       319,916
     16           149,044          112,494    112,494       362,212        74,364     74,364       324,429
     17           162,796          121,492    121,492       371,192        78,690     78,690       328,770
     18           177,236          130,702    130,702       380,383        82,782     82,782       332,882
     19           192,398          140,118    140,118       389,782        86,573     86,573       336,698
     20           208,318          149,729    149,729       399,376        89,992     89,992       340,149
     25           300,684          200,079    200,079       449,668        99,177     99,177       349,578
     30           418,569          251,609    251,609       501,207        85,333     85,333       336,262

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.16% NET)

                                         CURRENT CHARGES*                      GUARANTEED CHARGES**
                PREMIUMS       -------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                    CASH
  POLICY     AT 5% INTEREST       CASH       SURRENDER      DEATH         CASH       SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE       BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   -----------   -----------   ---------   ----------
      1             6,300            5,671      5,671        255,642         4,489      4,489       254,546
      2            12,915           11,826     11,826        261,755         9,348      9,348       259,374
      3            19,861           18,507     18,507        268,391        14,610     14,610       264,600
      4            27,154           25,800     25,800        275,630        20,309     20,309       270,261
      5            34,812           33,779     33,779        283,550        26,480     26,480       276,391
      6            42,853           42,674     42,674        292,364        33,162     33,162       283,029
      7            51,296           52,447     52,447        302,061        40,387     40,387       290,206
      8            60,161           63,320     63,320        312,848        48,323     48,323       298,091
      9            69,469           75,263     75,263        324,698        56,890     56,890       306,602
     10            79,242           88,374     88,374        337,707        66,126     66,126       315,780
     11            89,504          102,900    102,900        352,109        76,085     76,085       325,676
     12           100,279          118,838    118,838        367,924        86,821     86,821       336,345
     13           111,593          136,306    136,306        385,259        98,405     98,405       347,855
     14           123,473          155,461    155,461        404,267       110,907    110,907       360,276
     15           135,947          176,474    176,474        425,117       124,400    124,400       373,683
     16           149,044          199,438    199,438        447,911       138,954    138,954       388,145
     17           162,796          224,644    224,644        472,921       154,639    154,639       403,731
     18           177,236          252,312    252,312        500,374       171,521    171,521       420,509
     19           192,398          282,687    282,687        530,514       189,668    189,668       438,545
     20           208,318          316,037    316,037        563,604       209,153    209,153       457,914
     25           300,684          538,477    538,477        797,486       330,217    330,217       578,256
     30           418,569          887,888    887,888      1,196,724       500,362    500,362       747,473

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                         PART I. FINANCIAL INFORMATION
                                    ITEM 1.
                              FINANCIAL STATEMENTS

    The following unaudited condensed consolidated financial statements of Hartford Life Insurance Company and its subsidiaries (the "Company") have been prepared in accordance with generally accepted accounting principles and reflect, in the opinion of management, all adjustments which are of normal recurring nature necessary to present fairly the financial position, the results of operations and the cash flows for the periods presented. Certain reclassifications of prior year results were made to conform to current presentation. Interim results are not indicative of the results which may be expected for any other interim period or the full year. Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995. The forward-looking statements are made based upon management's expectations and beliefs concerning future developments and their potential effect on the Company. There can be no assurance that future developments will be in accordance with management's expectations or that the effect of these future developments on the Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including those described with the forward-looking statements. For a description of accounting policies, see Note 1 to Consolidated Financial Statements in the 1996 Form 10-K. The Company is an indirect subsidiary of Hartford Life, Inc. ("HLI"). Accordingly, the financial statements presented below are a partial disclosure of HLI's financial statements. For a full disclosure of HLI's operations, refer to the HLI Form 10-Q, as filed with the Securities and Exchange Commission, for the quarter ended September 30, 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              39
--------------------------------------------------------------------------------

                  CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                                 (IN MILLIONS)

                                                        QUARTER
                                                         ENDED        SIX MONTHS
                                                       SEPTEMBER         ENDED
                                                          30,        SEPTEMBER 30,
                                                      -----------   ---------------
                                                      1997   1996    1997     1996
                                                      ----   ----   ------   ------
                                                      (UNAUDITED)     (UNAUDITED)
 Revenues
   Premiums and other considerations...............   $360   $319   $  993   $1,262
   Net investment income...........................    319    355      978    1,006
   Net realized capital gains (losses).............     --   (202)       4     (203)
                                                      ----   ----   ------   ------
     Total Revenues................................    679    472    1,975    2,065
                                                      ----   ----   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    318    447      970    1,235
   Amortization of deferred policy acquisition
    costs..........................................     80     68      252      197
   Dividends to policyholders......................     47     63      119      410
   Other insurance expenses........................    105     58      295      256
                                                      ----   ----   ------   ------
     Total benefits, claims and expenses...........    550    636    1,636    2,098
                                                      ----   ----   ------   ------
   Income (loss) before income tax expense.........    129   (164)     339      (33)
   Income tax expense (benefit)....................     48    (58)     121      (13)
                                                      ----   ----   ------   ------
 Net income (loss).................................   $ 81   $(106) $  218   $  (20)
                                                      ----   ----   ------   ------
                                                      ----   ----   ------   ------

40                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                     CONDENSED CONSOLIDATED BALANCE SHEETS
                        (IN MILLIONS EXCEPT SHARE DATA)

                                                       SEPTEMBER
                                                          30,        DECEMBER 31,
                                                         1997            1996
                                                      -----------    ------------
                                                      (UNAUDITED)
 Assets
   Investments:
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,849 and $13,579).....     $14,046        $13,624
   Equity securities, available for sale, at fair
    value..........................................         155            119
   Mortgage loans, at outstanding balance..........          --              2
   Policy loans, at outstanding balance............       3,747          3,836
   Other investments, at cost......................          48             54
                                                      -----------    ------------
     Total investments.............................      17,996         17,635
   Cash............................................          53             43
   Premiums and amounts receivable.................         134            137
   Reinsurance recoverable.........................       6,356          6,259
   Accrued investment income.......................         359            407
   Deferred policy acquisition costs...............       3,156          2,760
   Deferred income tax.............................         431            474
   Other assets....................................         246            357
   Separate account assets.........................      64,020         49,690
                                                      -----------    ------------
     Total assets..................................     $92,751        $77,762
                                                      -----------    ------------
                                                      -----------    ------------
 Liabilities and Stockholders' Equity
   Future policy benefits..........................     $ 3,124        $ 2,474
   Other policyholder funds........................      21,168         22,134
   Other liabilities...............................       2,224          1,572
   Separate account liabilities....................      64,020         49,690
                                                      -----------    ------------
     Total liabilities.............................      90,536         75,870
                                                      -----------    ------------
                                                      -----------    ------------
   Common stock -- authorized 1,000 shares, $5,690
    par value, issued and outstanding 1,000
    shares.........................................           6              6
   Additional paid-in capital......................       1,045          1,045
   Unrealized gain on securities, net of tax.......         135             30
   Retained earnings...............................       1,029            811
                                                      -----------    ------------
     Total stockholders' equity....................       2,215          1,892
                                                      -----------    ------------
   Total liabilities and stockholders' equity......     $92,751        $77,762
                                                      -----------    ------------
                                                      -----------    ------------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              41
--------------------------------------------------------------------------------

                CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN MILLIONS)

                                             NINE MONTHS ENDED
                                               SEPTEMBER 30,
                                            --------------------
                                              1997        1996
                                            --------    --------
                                                (UNAUDITED)
 Operating Activities:
   Net income (loss).....................   $    218    $    (20)
   Adjustments to net income (loss):
     Net realized capital (gains)
      losses.............................         (4)        203
     Net increase in deferred policy
      acquisition costs..................       (396)       (399)
     Net amortization of premium on fixed
      maturities.........................          5           6
     Increase in deferred income tax
      benefit............................        (14)       (188)
     Decrease in premiums and amounts
      receivable.........................          3          75
     Decrease in other assets............        169          15
     Increase in reinsurance
      recoverable........................       (310)       (254)
     Increase in liability for future
      policy benefits....................        650         278
     Increase in other liabilities.......        131         116
     Decrease in accrued investment
      income.............................         48          --
                                            --------    --------
       Cash provided by (used for)
       operating activities..............        500        (168)
                                            --------    --------
 Investing Activities:
   Purchases of fixed maturities
    investments..........................     (4,628)     (4,111)
   Sales of fixed maturities
    investments..........................      3,039       2,450
   Maturities and principal paydowns of
    fixed maturities investments.........      1,643       2,124
   Net sales (purchases) of other
    investments..........................         32        (339)
   Net (purchases) sales of short-term
    investments..........................        (70)        328
                                            --------    --------
       Cash provided by investing
       activities........................         16         452
                                            --------    --------
 Financing Activities:
   Net disbursements for investment and
    universal life-type contracts charged
    from policyholder accounts...........       (506)       (316)
   Capital contribution..................         --          38
                                            --------    --------
       Cash used for financing
       activities........................       (506)       (278)
                                            --------    --------
   Net increase in cash..................         10           6
   Cash at beginning of period...........         43          46
                                            --------    --------
 Cash at end of period...................   $     53    $     52
                                            --------    --------
                                            --------    --------

42                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
                                  (UNAUDITED)

 NOTE 1. HARTFORD LIFE INC. INITIAL PUBLIC OFFERING

    On February 10, 1997, HLI, an indirect parent of the Company, filed a registration statement with the Securities and Exchange Commission, as amended, relating to the Initial Public Offering ("IPO") of up to 20% of HLI's Class A common stock. Pursuant to the IPO on May 22, 1997, HLI sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to HLI's promissory notes outstanding and the line of credit discussed in the note below with the remaining $160 contributed to HLI's insurance subsidiaries to be used for working capital and other general corporate purposes.

    The 26 million shares sold from the IPO represent approximately 18.6% of the equity ownership in HLI and approximately 4.4% of the combined voting power of HLI's Class A and Class B Common Stock. The Hartford Financial Services Group, Inc. ("The Hartford"), an indirect parent of HLI, owns all of the 114 million outstanding shares of Class B Common Stock of HLI, representing 81.4% of the equity ownership in HLI and approximately 95.6% of the combined voting power of HLI's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of the HLI stockholders.

 NOTE 2. HARTFORD LIFE INC. DEBT OFFERING

    On February 7, 1997, HLI declared a dividend of $1,184 payable to its direct parent, Hartford Accident and Indemnity Company ("HA&I"). As a result, HLI borrowed $1,084 on February 18, 1997, pursuant to a $1,300 line of credit, with interest payable at the two-month Eurodollar rate plus 15 basis points, which, together with a promissory note in the amount of $100, was paid as a dividend to HA&I on February 20, 1997. Of the $1,184 dividend, $893 constituted a repayment of the portion of HLI's third party indebtedness internally allocated, for financial reporting purposes, to HLI's insurance subsidiaries (the "Allocated Advances"). In addition, on April 4, 1997, HLI declared and paid a dividend of $25 to its parent in the form of a promissory note. Subsequently, $12 of this note was forgiven in the form of a capital contribution from HA&I.

    On February 14, 1997, HLI filed a shelf registration statement for the issuance and sale of up to $1.0 billion in the aggregate of senior debt securities, subordinated debt securities and preferred stock. On June 17, 1997, HLI issued $650 of unsecured redeemable long-term debt in the form of notes and debentures. Of this amount, $200 was in the form of 6.90% notes due June 15, 2004, $200 of 7.10% notes due June 15, 2007, and $250 of 7.65% debentures due June 15, 2027. Interest on each of the notes and debentures is payable semi-annually on June 15 and December 15, of each year, commencing December 15, 1997. HLI also issued $50 of short-term debt in the form of commercial paper. Of the proceeds from this issuance, $670 was used to retire the remaining balance on the $1,300 line of credit with the remainder being used for working capital and other general corporate purposes. Subsequently, HLI reduced the capacity of the line of credit from $1,300 to $250, which will be primarily used to support the commercial paper program.

 NOTE 3. CONTINGENCIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              43
--------------------------------------------------------------------------------

                    ITEM 2. MANAGEMENT'S NARRATIVE ANALYSIS
                            OF RESULTS OF OPERATIONS
                                 (IN MILLIONS)
           QUARTER AND NINE MONTHS ENDED SEPTEMBER 30, 1997 AND 1996

SEGMENT RESULTS

                                                          NINE MONTHS ENDED
                                     QUARTER ENDED
                                     SEPTEMBER 30,          SEPTEMBER 30,
                                 ----------------------  --------------------
                                    1997        1996       1997       1996
                                    -----     ---------  ---------  ---------
Annuity........................   $      56   $      40  $     148  $     110
Individual Life Insurance......          15          11         38         30
Employee Benefits..............           8           8         23         22
Guaranteed Investment
  Contracts....................          --        (184)        --       (214)
Corporate Operation............           2          19          9         32
                                        ---   ---------  ---------  ---------
Net Income (Loss)..............   $      81   $    (106) $     218  $     (20)
                                        ---   ---------  ---------  ---------
                                        ---   ---------  ---------  ---------

    Net income was $81 and $218 for the third quarter and nine months ended September 30, 1997, as compared to a loss of $106 and $20 for the same periods in 1996. Included in the results for the third quarter and nine months ended September 30, 1996, are after-tax losses, primarily related to Closed Book GRC, of $179 and $210. Excluding these after-tax losses, operating income increased $8, or 11%, and $28, or 15%, for the third quarter and nine months ended September 30, 1997, compared to the same periods in 1996. Net income in the Annuity segment increased due to higher fee income on growing account values as well as strong new business sales. Net income in the Individual Life Insurance segment increased due to cost of insurance charges and other fee income on a growing block of life insurance in-force. Guaranteed Investment Contracts reported no net income in the third quarter of 1997 consistent with management's expectations that net income (loss) subsequent to 1996 will be immaterial.

ANNUITY

                                     QUARTER ENDED       NINE MONTHS ENDED
                                     SEPTEMBER 30,         SEPTEMBER 30,
                                  --------------------  --------------------
                                    1997       1996       1997       1996
                                  ---------  ---------  ---------  ---------
Revenues........................  $     336  $     241  $     924  $     707
Expenses........................        280        201        776        597
                                  ---------  ---------  ---------  ---------
Net Income......................  $      56  $      40  $     148  $     110
                                  ---------  ---------  ---------  ---------
                                  ---------  ---------  ---------  ---------

    Revenues, which are primarily comprised of investment income and fees earned on assets under management, grew $95 or 39%, to $336 in the third quarter of 1997 and $217 or 31%, to $924 for the nine months ended September 30, 1997, compared to the same periods in 1996. This growth resulted from an increase in the average account value, primarily driven by individual variable annuities, of $15.4 billion, or 36%, to $57.9 billion as of September 30, 1997 from $42.5 billion as of September 30, 1996, as a result of strong sales and market appreciation in the separate account assets. Individual annuity sales were approximately $2.6 billion and $7.6 billion for the third quarter and nine months ended September 30, 1997, respectively, as compared to sales of $2.4 billion and $7.4 billion, respectively, for the same periods in 1996. Growth in the assets under management by this segment also resulted in increased expenses related to other insurance expenses, amortization of deferred policy acquisition costs and taxes. Expenses increased $79, or 39%, to $280 in the third quarter of 1997 and $179, or 30%, to $776 for the nine months ended September 30, 1997, compared to the same periods in 1996. Net income increased $16, or 40%, to $56 in the third quarter of 1997 and $38, or 35%, to $148 for the nine months ended September 30, 1997, compared to the same periods in 1996.

INDIVIDUAL LIFE INSURANCE

                                     QUARTER ENDED       NINE MONTHS ENDED
                                     SEPTEMBER 30,         SEPTEMBER 30,
                                  --------------------  --------------------
                                    1997       1996       1997       1996
                                  ---------  ---------  ---------  ---------
Revenues........................  $     122  $     107  $     358  $     323
Expenses........................        107         96        320        293
                                  ---------  ---------  ---------  ---------
Net Income......................  $      15  $      11  $      38  $      30
                                  ---------  ---------  ---------  ---------
                                  ---------  ---------  ---------  ---------

    Revenues increased $15, or 14%, to $122 in the third quarter of 1997 and $35, or 11%, to $358 for the nine months ended September 30, 1997, over the comparable periods in 1996. In the first quarter of 1996, a block of business was assumed from Investors Equity which increased 1996 revenues by $9. Excluding this transaction, year to date revenues increased $44, or 14% over prior year. This growth was driven by increased cost of insurance charges and other fee income earned on this growing block of business. Life insurance in-force grew approximately $3 billion, or 6%, for September 30, 1997 over the prior period, primarily due to sales of variable life products. Expenses in this segment increased $11 or 11%, and $27 or 9%, for the third quarter and nine months ended September 30, 1997, over the same periods in 1996, consistent with this growing block of business. As a result, net income increased $4, or 36%, to $15 in the third quarter of 1997 and $8, or 27%, to $38 for the nine months ended September 30, 1997, compared to the same periods in 1996.

44                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

EMPLOYEE BENEFITS

                                     QUARTER ENDED       NINE MONTHS ENDED
                                     SEPTEMBER 30,         SEPTEMBER 30,
                                  --------------------  --------------------
                                    1997       1996       1997       1996
                                  ---------  ---------  ---------  ---------
Revenues........................  $     150  $     223  $     471  $     976
Expenses........................        142        215        448        954
                                  ---------  ---------  ---------  ---------
Net Income......................  $       8  $       8  $      23  $      22
                                  ---------  ---------  ---------  ---------
                                  ---------  ---------  ---------  ---------

    Revenues declined $73, or 33%, to $150 in the third quarter of 1997 and $505, or 52%, for the nine months ended September 30, 1997, as compared to the same periods in 1996. This decline is mainly related to the passage of the Health Insurance Portability and Accountability Act of 1996, which effectively eliminated all future sales of leveraged COLI due to the phase out of the interest deduction on policy loans by 1998. The Company continues to write variable COLI. Expenses declined $73, or 34%, in the third quarter of 1997 and $506, or 53%, for the nine months ended September 30, 1997, as compared to the same periods in 1996. Significant declines in benefits, claims and claim adjustment expenses and policyholder dividends are the result of the decline of the block of COLI business. As a result, net income was unchanged for the third quarter of 1997, as compared to the same periods in 1996 and increased $1, or 5%, for the nine months ended September 30, 1997, as compared to the same periods in 1996.

GUARANTEED INVESTMENT CONTRACTS

                                                          NINE MONTHS ENDED
                                     QUARTER ENDED
                                     SEPTEMBER 30,          SEPTEMBER 30,
                                 ----------------------  --------------------
                                    1997        1996       1997       1996
                                    -----     ---------  ---------  ---------
Revenues.......................   $      62   $    (163) $     196  $     (23)
Expenses.......................          62          21        196        191
                                        ---   ---------  ---------  ---------
Net Income (Loss)..............   $       0   $    (184) $       0  $    (214)
                                        ---   ---------  ---------  ---------
                                        ---   ---------  ---------  ---------

    This segment reported no net income for the nine months ended September 30, 1997, as compared to losses of $184 and $214 for the same periods last year. Exclusive of after-tax realized losses and other charges taken in the third quarter of 1996 related to Closed Book GRC, this segment had an operating loss of $15 and $45 for the third quarter and nine months ended September 30, 1996. These results are consistent with management's expectations that net income
(loss) from Closed Book GRC in the years subsequent to 1996 will be immaterial based on the Company's current projections for the performance of the assets and liabilities associated with Closed Book GRC due to actions taken in the third quarter of 1996. However, no assurance can be given that, under certain unanticipated economic circumstances which results in the Company's assumptions being proven inaccurate, further losses in respect of Closed Book GRC will not occur in the future.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory-basis balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory-basis financial statements. When statutory-basis financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1. In our opinion, because the differences in accounting practices as described in Note 1 are material, the statutory-basis financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with statutory accounting practices as described in Note 1.

As discussed in Note 1 of notes to statutory financial statements, during 1994, the Company changed its valuation method in determining aggregate reserves for future benefits.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 10, 1997

46                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                      STATUTORY BASIS STATEMENTS OF INCOME

                                                              FOR THE YEARS ENDED
                                                                  DECEMBER 31,
                                                      ------------------------------------
                                                         1996         1995         1994
                                                      ----------   ----------   ----------
                                                                     ($000)
 Revenues
   Premiums and Annuity Considerations.............   $  250,244   $  165,792   $  442,173
   Annuity and Other Fund Deposits.................    1,897,347    1,087,661      608,685
 Net Investment Income.............................       98,441       78,787       29,012
   Commissions and Expense Allowances on
    Reinsurance Ceded..............................      370,637      183,380      154,527
   Reserve Adjustment on Reinsurance Ceded.........    3,864,395    1,879,785    1,266,926
   Other Revenues..................................      161,906      140,796       41,857
                                                      ----------   ----------   ----------
     Total Revenues................................    6,642,970    3,536,201    2,543,180
                                                      ----------   ----------   ----------
 Benefits and Expenses
   Death and Annuity Benefits......................       60,111       53,029        7,948
   Surrenders and Other Benefit Payments...........      276,720      221,392      181,749
   Commissions and Other Expenses..................      491,720      236,202      186,303
   Increase in Reserves for Future Benefits........       27,351       94,253      416,748
   Increase in Liability for Premium and Other
    Deposit Funds..................................      207,156      460,124      182,934
   Net Transfers to Separate Accounts..............    5,492,964    2,414,669    1,541,419
                                                      ----------   ----------   ----------
     Total Benefits and Expenses...................    6,556,022    3,479,669    2,517,101
                                                      ----------   ----------   ----------
 Net Gain from Operations Before Federal Income Tax
  Expense..........................................       86,948       56,532       26,079
   Federal Income Tax Expense......................       19,360       14,048       24,038
                                                      ----------   ----------   ----------
 Net Gain from Operations..........................       67,588       42,484        2,041
   Net Realized Capital Gains (Losses).............          407          374           (2)
                                                      ----------   ----------   ----------
 Net Income........................................   $   67,995   $   42,858   $    2,039
                                                      ----------   ----------   ----------
                                                      ----------   ----------   ----------

   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47
--------------------------------------------------------------------------------

                         STATUTORY BASIS BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      ------------------------
                                                         1996          1995
                                                      -----------   ----------
                                                               ($000)
 Assets
   Bonds...........................................   $ 1,268,480   $1,226,489
   Common Stocks...................................        44,996       39,776
   Policy Loans....................................        28,853       22,521
   Cash and Short-Term Investments.................       176,830      173,304
   Other Invested Assets...........................         2,858       13,432
                                                      -----------   ----------
     Total Cash and Invested Assets................     1,522,017    1,475,522
                                                      -----------   ----------
   Investment Income Due and Accrued...............        14,555       18,021
   Premium Balances Receivable.....................           373          402
   Receivables from Affiliates.....................           257        8,182
   Other Assets....................................        19,099       25,907
   Separate Account Assets.........................    14,619,324    7,324,910
                                                      -----------   ----------
     Total Assets..................................   $16,175,625   $8,852,944
                                                      -----------   ----------
                                                      -----------   ----------
 Liabilities
   Aggregate Reserves for Future Benefits..........   $   571,970   $  542,082
   Policy and Contract Claims......................         6,806        8,223
   Liability for Premium and Other Deposit Funds...     1,155,143      948,361
   Asset Valuation Reserve.........................         7,442        8,010
   Payable to Affiliates...........................        10,022        3,682
   Other Liabilities...............................      (498,195)    (220,658)
   Separate Account Liabilities....................    14,619,324    7,324,910
                                                      -----------   ----------
     Total Liabilities.............................    15,872,512    8,614,610
                                                      -----------   ----------
 Capital and Surplus
   Common Stock....................................         2,500        2,500
   Gross Paid-In and Contributed Surplus...........       226,043      226,043
   Unassigned Funds................................        74,570        9,791
                                                      -----------   ----------
     Total Capital and Surplus.....................       303,113      238,334
                                                      -----------   ----------
 Total Liabilities and Capital and Surplus.........   $16,175,625   $8,852,944
                                                      -----------   ----------
                                                      -----------   ----------

   The accompanying notes are an integral part of these financial statements

48                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

          STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                                   FOR THE YEAR ENDED DECEMBER
                                                                                                               31,
                                                                                                   ----------------------------
                                                                                                     1996      1995      1994
                                                                                                   --------  --------  --------
                                                                                                              ($000)
Capital and Surplus -- Beginning of Year.........................................................  $238,334  $ 91,285  $ 88,693
                                                                                                   --------  --------  --------
  Net Income.....................................................................................    67,995    42,858     2,039
  Change in Net Unrealized Capital (Losses) Gains on Common Stocks...............................    (5,171)    1,709      (133)
  Change in Asset Valuation Reserve..............................................................       568    (5,588)   (1,356)
  Change in Non-Admitted Assets..................................................................     1,387    (1,944)   (8,599)
  Change in Reserve (Valuation Basis)............................................................        --        --    10,659
  Aggregate Write-ins for Surplus................................................................        --     8,080       (18)
  Dividends to Shareholder.......................................................................        --   (10,000)       --
  Paid-In Surplus................................................................................        --   111,934        --
                                                                                                   --------  --------  --------
    Change in Capital and Surplus................................................................    64,779   147,049     2,592
                                                                                                   --------  --------  --------
Capital and Surplus -- End of Year...............................................................  $303,113  $238,334  $ 91,285
                                                                                                   --------  --------  --------
                                                                                                   --------  --------  --------

   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49
--------------------------------------------------------------------------------

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS

                                                 FOR THE YEAR ENDED DECEMBER 31,
                                            -----------------------------------------
                                               1996           1995           1994
                                            -----------    -----------    -----------
                                                             ($000)
 Operations
   Premiums, Annuity Considerations and
    Other Fund Deposits..................   $ 2,147,627    $ 1,253,511    $ 1,050,493
   Net Investment Income.................       106,178         78,328         24,519
   Other Revenues........................     4,396,892      2,253,466      1,515,700
                                            -----------    -----------    -----------
     Total Revenues......................     6,650,697      3,585,305      2,590,712
                                            -----------    -----------    -----------
   Benefits Paid.........................       338,998        277,965        181,205
   Federal Income Taxes Paid on
    Operations...........................        28,857        208,423         20,634
   Other Expenses........................     6,254,139      2,664,385      1,832,905
                                            -----------    -----------    -----------
     Total Benefits and Expenses.........     6,621,994      3,150,773      2,034,744
                                            -----------    -----------    -----------
     Net Cash from Operations............        28,703        434,532        555,968
                                            -----------    -----------    -----------
 Proceeds from Investments
   Bonds.................................       871,019        287,941         87,747
   Common Stocks.........................        72,100             52             --
   Other.................................            10             28             40
                                            -----------    -----------    -----------
     Total Investment Proceeds...........       943,129        288,021         87,787
                                            -----------    -----------    -----------
 Taxes (Paid) Received on Capital (Gains)
  Losses.................................          (936)          (226)            96
 Paid-In Surplus.........................            --        111,934             --
 Other Cash Provided.....................        41,998         28,199         30,554
                                            -----------    -----------    -----------
     Total Proceeds......................     1,012,894        862,460        674,405
                                            -----------    -----------    -----------
 Cost of Investments Acquired Bonds......       914,523        720,521        595,181
   Common Stocks.........................        82,495         35,794            808
   Miscellaneous Applications............           130          2,146          2,523
                                            -----------    -----------    -----------
     Total Investments Acquired..........       997,148        758,461        598,512
                                            -----------    -----------    -----------
 Other Cash Applied
   Dividends Paid to Shareholders........            --         10,000             --
   Other.................................        12,220          5,007         24,813
                                            -----------    -----------    -----------
     Total Other Cash Applied............        12,220         15,007         24,813
                                            -----------    -----------    -----------
       Total Applications................     1,009,368        773,468        623,325
                                            -----------    -----------    -----------
 Net Change in Cash and Short-Term
  Investments............................         3,526         88,992         51,080
 Cash and Short-Term Investments,
  Beginning of Year......................       173,304         84,312         33,232
                                            -----------    -----------    -----------
 Cash and Short-Term Investments, End of
  Year...................................   $   176,830    $   173,304    $    84,312
                                            -----------    -----------    -----------
                                            -----------    -----------    -----------

   The accompanying notes are an integral part of these financial statements.

50                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("Hartford Life"), which is ultimately owned by ITT Hartford Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, The Hartford announced its plans to sell up to 20% of Hartford Life to the public. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory-basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, generally, for universal life policies and investment products, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are required to be recorded;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51
--------------------------------------------------------------------------------

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's fixed maturities were classified on a GAAP basis as "available-for- sale" and accordingly, those investments were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital
    (loss)/ gain on investments, net of tax". For statutory reporting purposes, Net Unrealized Capital Losses (Gains) on Common Stocks represent unrealized losses (gains) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1996, 1995 and 1994, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Net Income................  $    41,202  $    38,821  $    23,295
Amortization and deferral of
 policy acquisition costs......     (341,572)    (174,341)    (117,863)
Change in unearned revenue
 reserve.......................       55,504       32,300       24,494
Deferred taxes.................        2,090        2,801       (9,267)
Separate accounts..............      306,978      146,635       75,941
Other, net.....................        3,793       (3,358)       5,439
                                 -----------  -----------  -----------
Statutory Net Income...........  $    67,995  $    42,858  $     2,039
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------

                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Capital and Surplus.......  $   503,887  $   455,541  $   199,785
Deferred policy acquisition
 costs.........................     (938,114)    (596,542)    (422,201)
Unearned revenue reserve.......      130,148       74,644       42,344
Deferred taxes.................       12,823        1,493       13,257
Separate accounts..............      640,101      333,123      186,488
Asset valuation reserve........       (7,442)      (8,010)      (2,422)
Unrealized gain (loss) on
 bonds.........................        5,112       (1,696)      21,918
Adjustment relating to Lyndon
 contribution (see Note 3).....      (41,277)     (41,277)          --
Other, net.....................       (2,125)      21,058       52,116
                                 -----------  -----------  -----------
Statutory Capital and
 Surplus.......................  $   303,113  $   238,334  $    91,285
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------

AGGREGATE RESERVES AND LIABILITIES FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 5%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Basis Statements of Income.

    During 1994, the Company changed the valuation method on aggregate reserves for future benefits resulting in a $10.7 million increase in surplus. The new valuation method is in accordance with presently accepted actuarial standards.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO")are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at market value with the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    Changes in net unrealized capital (losses)/gains on common stocks are reported as (reductions)/additions of surplus. The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve decreased by $568 in 1996 and increased by $5,588 and $1,356 in 1995 and 1994, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Basis Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital gains reclassified from the IMR was $1,413 and

52                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

$39 in 1996 and 1995, respectively, and the amount of net capital losses was $67 in 1994. The amount of income amortized was $392, $256 and $114 in 1996, 1995 and 1994, respectively.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $640 million and $333 million as of December 31, 1996 and 1995, respectively. The balances are classified in accordance with NAIC accounting practices.

 2. INVESTMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                               1996       1995       1994
                             ---------  ---------  ---------
Interest income from
 bonds.....................  $  89,940  $  76,100  $  28,335
Interest income from policy
 loans.....................      1,846      1,504        454
Interest and dividends from
 other investments.........      7,864      2,288      1,069
                             ---------  ---------  ---------
Gross investment income....     99,650     79,892     29,858
Less: investment
 expenses..................      1,209      1,105        846
                             ---------  ---------  ---------
Net investment income......  $  98,441  $  78,787  $  29,012
                             ---------  ---------  ---------
                             ---------  ---------  ---------

(B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES)
   GAINS ON COMMON STOCKS

                                   1996       1995       1994
                                 ---------  ---------  ---------
Gross unrealized capital gains
 at end of year................  $     713  $   1,724  $      75
Gross unrealized capital losses
 at end of year................     (4,160)        --        (60)
                                 ---------  ---------  ---------
Net unrealized capital (losses)
 gains.........................     (3,447)     1,724         15
Balance at beginning of year...      1,724         15        148
                                 ---------  ---------  ---------
Change in net unrealized
 capital (losses) gains on
 common stocks.................  $  (5,171) $   1,709  $    (133)
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES)
   GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                             1996        1995        1994
                          ----------  ----------  ----------
Gross unrealized capital
 gains at end of year...  $   11,821  $   22,251  $      986
Gross unrealized capital
 losses at end of
 year...................      (3,842)     (1,374)    (34,718)
                          ----------  ----------  ----------
Net unrealized capital
 gains (losses) after
 tax....................       7,979      20,877     (33,732)
Balance at beginning of
 year...................      20,877     (33,732)      5,232
                          ----------  ----------  ----------
Change in net unrealized
 capital (losses) gains
 on bonds and short-term
 investments............  $  (12,898) $   54,609  $  (38,964)
                          ----------  ----------  ----------
                          ----------  ----------  ----------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                     1996       1995       1994
                                   ---------  ---------  ---------
Bonds and short-term
 investments.....................  $   2,756  $     156  $    (101)
Common stocks....................          0         52          0
Real estate and other............          0          0         34
                                   ---------  ---------  ---------
Realized capital gains (losses)..      2,756        208        (67)
Capital gains taxes (benefit)....        936       (205)         2
                                   ---------  ---------  ---------
Net realized capital gains
 (losses) after tax..............      1,820        413        (69)
Less: IMR capital gains
 (losses)........................      1,413         39        (67)
                                   ---------  ---------  ---------
Net realized capital gains
 (losses)........................  $     407  $     374  $      (2)
                                   ---------  ---------  ---------
                                   ---------  ---------  ---------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1996 and 1995.

(F) CONCENTRATION OF CREDIT RISK

    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM AND COMMON STOCK INVESTMENTS

                                                                                          AS OF DECEMBER 31, 1996
                                                                                     ----------------------------------
                                                                                                     GROSS UNREALIZED
                                                                                      AMORTIZED    --------------------
                                                                                         COST        GAINS     LOSSES
                                                                                     ------------  ---------  ---------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).......................................................  $     58,761  $       6  $    (195)
  (Guaranteed and sponsored) -- asset-backed.......................................        78,237      1,477       (609)
States, municipalities and political subdivisions..................................        25,958        163         (2)
International governments..........................................................         7,447        205         --
Public utilities...................................................................        70,116        396       (424)
All other corporate................................................................       410,530      6,357     (1,355)
All other corporate -- asset-backed................................................       485,953      2,654     (1,081)
Short-term investments.............................................................       148,094         --        (66)
Certificates of deposit............................................................        83,378        563       (110)
Parents, subsidiaries and affiliates...............................................        48,100         --         --
                                                                                     ------------  ---------  ---------
    Total bonds and short-term investments.........................................  $  1,416,574  $  11,821  $  (3,842)
                                                                                     ------------  ---------  ---------
                                                                                     ------------  ---------  ---------
Common stock -- unaffiliated.......................................................  $     13,064  $     713  $       0
Common stock -- affiliated.........................................................        35,379          0      4,160
                                                                                     ------------  ---------  ---------
    Total common stocks............................................................  $     48,443  $     713  $   4,160
                                                                                     ------------  ---------  ---------
                                                                                     ------------  ---------  ---------


                                                                                          AS OF DECEMBER 31, 1995
                                                                                     ----------------------------------
                                                                                                     GROSS UNREALIZED
                                                                                      AMORTIZED    --------------------
                                                                                         COST        GAINS     LOSSES
                                                                                     ------------  ---------  ---------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).......................................................  $     44,268  $      14  $    (248)
  (Guaranteed and sponsored) -- asset-backed.......................................       176,160      4,644       (682)
States, municipalities and political subdivisions..................................        16,948         38         (6)
International governments..........................................................         5,402        441         --
Public utilities...................................................................       108,083      1,652        (90)
All other corporate................................................................       374,058      8,145       (248)
All other corporate -- asset-backed................................................       410,197      5,841        (89)
Short-term investments.............................................................       139,011         18         --
Certificates of deposit............................................................        91,373      1,458        (11)
                                                                                     ------------  ---------  ---------
    Total bonds and short-term investments.........................................  $  1,365,500  $  22,251  $  (1,374)
                                                                                     ------------  ---------  ---------
                                                                                     ------------  ---------  ---------
Common stock -- unaffiliated.......................................................  $      2,668  $     555  $      --
Common stock -- affiliated.........................................................        35,384      1,169         --
                                                                                     ------------  ---------  ---------
    Total common stocks............................................................  $     38,052  $   1,724  $      --
                                                                                     ------------  ---------  ---------
                                                                                     ------------  ---------  ---------


                                                                                         FAIR
                                                                                        VALUE
                                                                                     ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).......................................................  $     58,572
  (Guaranteed and sponsored) -- asset-backed.......................................        79,105
States, municipalities and political subdivisions..................................        26,119
International governments..........................................................         7,652
Public utilities...................................................................        70,088
All other corporate................................................................       415,532
All other corporate -- asset-backed................................................       487,526
Short-term investments.............................................................       148,028
Certificates of deposit............................................................        83,831
Parents, subsidiaries and affiliates...............................................        48,100
                                                                                     ------------
    Total bonds and short-term investments.........................................  $  1,424,553
                                                                                     ------------
                                                                                     ------------
Common stock -- unaffiliated.......................................................  $     13,777
Common stock -- affiliated.........................................................        31,219
                                                                                     ------------
    Total common stocks............................................................  $     44,996
                                                                                     ------------
                                                                                     ------------

                                                                                         FAIR
                                                                                        VALUE
                                                                                     ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).......................................................  $     44,034
  (Guaranteed and sponsored) -- asset-backed.......................................       180,122
States, municipalities and political subdivisions..................................        16,980
International governments..........................................................         5,843
Public utilities...................................................................       109,645
All other corporate................................................................       381,955
All other corporate -- asset-backed................................................       415,949
Short-term investments.............................................................       139,029
Certificates of deposit............................................................        92,820
                                                                                     ------------
    Total bonds and short-term investments.........................................  $  1,386,377
                                                                                     ------------
                                                                                     ------------
Common stock -- unaffiliated.......................................................  $      3,223
Common stock -- affiliated.........................................................        36,553
                                                                                     ------------
    Total common stocks............................................................  $     39,776
                                                                                     ------------
                                                                                     ------------

    The amortized cost and estimated market value of bonds and short-term investments at December 31, 1996 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                                                                                           ESTIMATED FAIR
                                       MATURITY                                          AMORTIZED COST         VALUE
---------------------------------------------------------------------------------------  --------------  -------------------
Due in one year or less................................................................   $    478,095      $     478,852
Due after one year through five years..................................................        622,805            623,105
Due after five years through ten years.................................................        259,479            265,681
Due after ten years....................................................................         56,195             56,915
                                                                                         --------------  -------------------
    Total..............................................................................   $  1,416,574      $   1,424,553
                                                                                         --------------  -------------------
                                                                                         --------------  -------------------

54                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Proceeds from sales of investments in bonds and short-term investments during 1996, 1995 and 1994 were $668,078, $313,961 and $117,912, respectively, resulting in gross realized gains of $3,675, $1,419 and $518, respectively, and gross realized losses of $919, $1,263 and $619, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                                              1996                    1995
                                                                                     ----------------------  ----------------------
                                                                                      CARRYING      FAIR      CARRYING      FAIR
                                                                                       AMOUNT       VALUE      AMOUNT       VALUE
                                                                                     -----------  ---------  -----------  ---------
ASSETS
  Bonds and short-term investments.................................................   $   1,417   $   1,425   $   1,366   $   1,386
  Common stocks....................................................................          45          45          40          40
  Policy loans.....................................................................          29          29          23          23
  Other invested assets............................................................           3           3          13          13
LIABILITIES LIABILITIES ON INVESTMENT CONTRACTS....................................   $   1,245   $   1,191   $   1,031   $     981

    The carrying amounts for policy loans approximates fair value. The liabilities are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

 3. RELATED PARTY TRANSACTIONS

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.
    For additional information, see Note 5.

 4. FEDERAL INCOME TAXES

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes paid by the Company were $29,792, $215,921 and $20,538 in 1996, 1995 and 1994, respectively. The effective tax rate was 22%, 25% and 92% in 1996, 1995 and 1994, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax expense (in millions).

                                              1996       1995        1994
                                            ---------  ---------     -----
Tax provision at U.S. Federal statutory
 rate.....................................  $      30  $      20   $       9
Tax deferred acquisition costs............         27          8           8
Statutory to tax reserve differences......         --          3           5
Unrealized (gain)/loss on separate
 accounts.................................        (21)       (13)          2
Investments and other.....................        (17)        (4)         --
                                            ---------  ---------         ---
Federal income tax expense................  $      19  $      14   $      24
                                            ---------  ---------         ---
                                            ---------  ---------         ---

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1996 or 1994. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55
--------------------------------------------------------------------------------

 6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS
    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $358, $1,034, and $1,211 in 1996, 1995 and 1994, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1996, 1995 and 1994.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1996, 1995 and 1994.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1996, 1995 and 1994.

 7. REINSURANCE

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                1996        1995        1994
                             ----------  ----------  ----------
Direct premiums............  $  226,612  $  159,918  $  133,180
Premiums assumed...........      33,817      13,299         960
Premiums ceded.............     (10,185)     (7,425)    308,033
                             ----------  ----------  ----------
Premiums and annuity
 considerations............  $  250,244  $  165,792  $  442,173
                             ----------  ----------  ----------
                             ----------  ----------  ----------

    The Company ceded to a third party, on a modified coinsurance basis, 80% of the variable annuity business written in 1994. The ceded business includes both general and separate account liabilities. As a result of the agreement, in December 1994, ILA transferred approximately $1,352 million in assets and liabilities. The financial impact of the cession was an increase of approximately $15 million to net income and surplus in 1994.

    In November 1994, the Company ceded, on a modified coinsurance basis, 30% of the separate account variable annuity business distributed by Paine Webber to Paine Webber Life Insurance Company ("PWLIC"). As a result of the agreement, ILA transferred approximately $24 million in assets and liabilities to PWLIC. The financial impact of the cession was an increase of approximately $765 to net income and surplus in 1994.

    In October 1994, the agreement, effective December 1990, which required ILA to coinsure 90% of all existing and new business, excluding variable annuity business, written by the Company to HLIC, was terminated. As a result of the termination, ILA received approximately $430 million in assets and liabilities from HLIC. The impact of the transaction was a decrease of approximately $15 million to net income and surplus in 1994.

    In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of Hartford Life and Accident, an affiliate. As a result of this transaction, the assets and liabilities of the Company increased approximately $1 billion, substantially all of which was transferred to the separate accounts of the Company. The remaining assets and liabilities (approximately $41 million) were transferred in October 1995. The impact of these transactions on net income and surplus was not significant.

 8. SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities totaling $14.6 billion and $7.3 billion at December 31, 1996 and 1995, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk,

56                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $144 million, $72 million and $42 million in 1996, 1995 and 1994, respectively, and are recorded as a component of other revenues on the Statutory Basis Statements of Income.

 9. COMMITMENTS AND CONTINGENCIES

    As of December 31, 1996 and 1995, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,262, $1,684 and $583 in 1996, 1995 and 1994,
respectively. ILA incurred guaranteed fund expense of $548, $0 and $0 in 1996, 1995 and 1994, respectively.

               ICMG Registered Variable Life Separate Account One
                ITT Hartford Life and Annuity Insurance Company
                              Financial Statements
                      as of September 30, 1997 (Unaudited)

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               58
--------------------------------------------------------------------------------

 ICMG Registered Variable Life Separate Account One

Statement of Assets and Liabilities
September 30, 1997 (Unaudited)

                                            HARTFORD         HVA         NEUBERGER
                             HARTFORD        CAPITAL        MONEY        & BERMAN
                               BOND        APPRECIATION    MARKET        PARTNERS
                             PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                           -------------   -----------   -----------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                         103,124
    Cost                          $104,624
    Market Value.........    $  108,572        --            --            --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           26,362
    Cost                          $ 10,457
    Market Value.........       --         $  124,603        --            --
  HVA Money Market Fund,
   Inc.
    Shares                        1,033,159
    Cost                         $1,033,159
    Market Value.........       --             --        $ 1,033,159       --
  Neuberger & Berman
   Partners Portfolio
    Shares                            8,232
    Cost                          $159,398
    Market Value.........       --             --            --         $  170,649
  Neuberger & Berman
   Balanced Portfolio
    Shares                            1,570
    Cost                          $ 27,208
    Market Value.........       --             --            --            --
  Neuberger & Berman
   Limited Maturity
   Portfolio
    Shares                            7,110
    Cost                          $ 98,613
    Market Value.........       --             --            --            --
  Fidelity Equity Income
   Portfolio
    Shares                            9,724
    Cost                          $204,581
    Market Value.........       --             --            --            --
  Fidelity High Income
   Portfolio
    Shares                            6,184
    Cost                          $ 75,663
    Market Value.........       --             --            --            --
  Fidelity Overseas
   Portfolio
    Shares                            7,773
    Cost                          $145,801
    Market Value.........       --             --            --            --
  Fidelity Asset Manager
   Portfolio
    Shares                            4,212
    Cost                          $ 68,278
    Market Value.........       --             --            --            --
  Alger American Small
   Capitalization
   Portfolio
    Shares                            1,725
    Cost                          $ 68,823
    Market Value.........       --             --            --            --
  Alger American Growth
   Portfolio
    Shares                            5,827
    Cost                          $215,784
    Market Value.........       --             --            --            --
  Receivable from ITT
   Hartford Life and
   Annuity Insurance
   Company...............       --             --            --                351
                           -------------   -----------   -----------   -------------
  Total Assets...........       108,572       124,603      1,033,159       171,000
                           -------------   -----------   -----------   -------------
LIABILITIES:
  Payable for fund shares
   purchased.............       --             --            --            --
  Payable to ITT Hartford
   Life and Annuity
   Insurance Company.....           264           484            646       --
                           -------------   -----------   -----------   -------------
  Total Liabilities......           264           484            646       --
                           -------------   -----------   -----------   -------------
  Net Assets.............    $  108,308    $  124,119    $ 1,032,513    $  171,000
                           -------------   -----------   -----------   -------------
                           -------------   -----------   -----------   -------------
VARIABLE LIFE INSURANCE
  POLICIES:
  Units Owned by
   Participants..........         9,110         8,448         98,234        11,602
  Unit Price.............    $  10.7130    $  13.1371    $   10.4048    $  13.5693
  Units Owned by ITT
   Hartford Life and
   Annuity Insurance
   Company...............         1,000         1,000          1,000         1,000
  Unit Price.............    $  10.7130    $  13.1371    $   10.4048    $  13.5693

The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59
--------------------------------------------------------------------------------

                                                  NEUBERGER
                               NEUBERGER          & BERMAN            FIDELITY          FIDELITY                      FIDELITY
                               & BERMAN            LIMITED             EQUITY             HIGH         FIDELITY        ASSET
                               BALANCED           MATURITY             INCOME            INCOME        OVERSEAS       MANAGER
                               PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO      PORTFOLIO      PORTFOLIO
                           -----------------   ---------------       ----------       ------------   ------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                         103,124
    Cost                          $104,624
    Market Value.........       --                  --                 --                 --             --              --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           26,362
    Cost                          $ 10,457
    Market Value.........       --                  --                 --                 --             --              --
  HVA Money Market Fund,
   Inc.
    Shares                        1,033,159
    Cost                         $1,033,159
    Market Value.........       --                  --                 --                 --             --              --
  Neuberger & Berman
   Partners Portfolio
    Shares                            8,232
    Cost                          $159,398
    Market Value.........       --                  --                 --                 --             --              --
  Neuberger & Berman
   Balanced Portfolio
    Shares                            1,570
    Cost                          $ 27,208
    Market Value.........     $   28,262            --                 --                 --             --              --
  Neuberger & Berman
   Limited Maturity
   Portfolio
    Shares                            7,110
    Cost                          $ 98,613
    Market Value.........       --               $   99,184            --                 --             --              --
  Fidelity Equity Income
   Portfolio
    Shares                            9,724
    Cost                          $204,581
    Market Value.........       --                  --               $  231,421           --             --              --
  Fidelity High Income
   Portfolio
    Shares                            6,184
    Cost                          $ 75,663
    Market Value.........       --                  --                 --              $   83,179        --              --
  Fidelity Overseas
   Portfolio
    Shares                            7,773
    Cost                          $145,801
    Market Value.........       --                  --                 --                 --          $  159,888         --
  Fidelity Asset Manager
   Portfolio
    Shares                            4,212
    Cost                          $ 68,278
    Market Value.........       --                  --                 --                 --             --          $    74,266
  Alger American Small
   Capitalization
   Portfolio
    Shares                            1,725
    Cost                          $ 68,823
    Market Value.........       --                  --                 --                 --             --              --
  Alger American Growth
   Portfolio
    Shares                            5,827
    Cost                          $215,784
    Market Value.........       --                  --                 --                 --             --              --
  Receivable from ITT
   Hartford Life and
   Annuity Insurance
   Company...............       --                  --                 --                 --             --              --
                                --------       ---------------         --------       ------------   ------------   ------------
  Total Assets...........         28,262             99,184             231,421            83,179        159,888          74,266
                                --------       ---------------         --------       ------------   ------------   ------------
LIABILITIES:
  Payable for fund shares
   purchased.............       --                  --                 --                 --             --              --
  Payable to ITT Hartford
   Life and Annuity
   Insurance Company.....            404                213                 873               209            760             198
                                --------       ---------------         --------       ------------   ------------   ------------
  Total Liabilities......            404                213                 873               209            760             198
                                --------       ---------------         --------       ------------   ------------   ------------
  Net Assets.............     $   27,858         $   98,971          $  230,548        $   82,970     $  159,128     $    74,068
                                --------       ---------------         --------       ------------   ------------   ------------
                                --------       ---------------         --------       ------------   ------------   ------------
VARIABLE LIFE INSURANCE
  POLICIES:
  Units Owned by
   Participants..........          1,299              8,405              17,341             6,040         12,078           5,255
  Unit Price.............     $  12.1175         $  10.5232          $  12.5701        $  11.7855     $  12.1678     $   11.8414
  Units Owned by ITT
   Hartford Life and
   Annuity Insurance
   Company...............          1,000              1,000               1,000             1,000          1,000           1,000
  Unit Price.............     $  12.1175         $  10.5232          $  12.5701        $  11.7855     $  12.1678     $   11.8414

                              ALGER
                             AMERICAN        ALGER
                              SMALL         AMERICAN
                           CAPITALIZATION    GROWTH
                            PORTFOLIO      PORTFOLIO
                           ------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  Neuberger & Berman
   Partners Portfolio

    Shares

    Cost
    Market Value.........      --             --
  Neuberger & Berman
   Balanced Portfolio

    Shares

    Cost
    Market Value.........      --             --
  Neuberger & Berman
   Limited Maturity
   Portfolio

    Shares

    Cost
    Market Value.........      --             --
  Fidelity Equity Income
   Portfolio

    Shares

    Cost
    Market Value.........      --             --
  Fidelity High Income
   Portfolio

    Shares

    Cost
    Market Value.........      --             --
  Fidelity Overseas
   Portfolio

    Shares

    Cost
    Market Value.........      --             --
  Fidelity Asset Manager
   Portfolio

    Shares

    Cost
    Market Value.........      --             --
  Alger American Small
   Capitalization
   Portfolio

    Shares

    Cost
    Market Value.........   $   80,501        --
  Alger American Growth
   Portfolio

    Shares

    Cost
    Market Value.........      --          $  258,021
  Receivable from ITT
   Hartford Life and
   Annuity Insurance
   Company...............      --             --
                           ------------   ------------
  Total Assets...........       80,501        258,021
                           ------------   ------------
LIABILITIES:
  Payable for fund shares
   purchased.............      --             --
  Payable to ITT Hartford
   Life and Annuity
   Insurance Company.....          271             29
                           ------------   ------------
  Total Liabilities......          271             29
                           ------------   ------------
  Net Assets.............   $   80,230     $  257,992
                           ------------   ------------
                           ------------   ------------
VARIABLE LIFE INSURANCE
  POLICIES:
  Units Owned by
   Participants..........        5,860         19,245
  Unit Price.............   $  11.6954     $  12.7437
  Units Owned by ITT
   Hartford Life and
   Annuity Insurance
   Company...............        1,000          1,000
  Unit Price.............   $  11.6954     $  12.7437

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               60
--------------------------------------------------------------------------------

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

STATEMENT OF OPERATIONS & STATEMENT OF CHANGES IN NET ASSETS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                            HARTFORD         HVA         NEUBERGER
                             HARTFORD        CAPITAL        MONEY        & BERMAN
                               BOND        APPRECIATION    MARKET        PARTNERS
                             PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                           -------------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............    $    1,917    $      837    $     8,456    $      514
EXPENSES:
  Mortality and expense
   undertakings..........          (460)         (297)        (1,109)         (401)
                           -------------   -----------   -----------   -------------
    Net investment income
     (loss)..............         1,457           540          7,347           113
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,895          (450)       --              8,680
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         4,597        19,893        --             10,919
                           -------------   -----------   -----------   -------------
    Net gains (losses) on
     investments.........         6,492        19,443        --             19,599
                           -------------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         7,949        19,983          7,347        19,712
                           -------------   -----------   -----------   -------------
UNIT TRANSACTIONS:
  Premiums...............        20,587        97,179      1,017,584       142,031
  Administrative fee.....           (86)         (214)          (172)         (308)
  Cost of insurance......        (1,839)       (3,286)        (2,642)       (4,730)
  Other activity.........           672           358            337         3,972
                           -------------   -----------   -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        19,334        94,037      1,015,107       140,965
                           -------------   -----------   -----------   -------------
  Total increase
   (decrease) in net
   assets................        27,283       114,020      1,022,454       160,677
NET ASSETS:
  Beginning of period....        81,025        10,099         10,059        10,323
                           -------------   -----------   -----------   -------------
  End of period..........    $  108,308    $  124,119    $ 1,032,513    $  171,000
                           -------------   -----------   -----------   -------------
                           -------------   -----------   -----------   -------------

The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61
--------------------------------------------------------------------------------

                                                  NEUBERGER
                               NEUBERGER          & BERMAN            FIDELITY          FIDELITY                      FIDELITY
                               & BERMAN            LIMITED             EQUITY             HIGH         FIDELITY        ASSET
                               BALANCED           MATURITY             INCOME            INCOME        OVERSEAS       MANAGER
                               PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO      PORTFOLIO      PORTFOLIO
                           -----------------   ---------------       ----------       ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............     $      678         $    4,823          $   13,355        $      812     $    7,213     $    1,233
EXPENSES:
  Mortality and expense
   undertakings..........            (96)              (442)               (857)             (215)          (581)          (199)
                                 -------            -------            --------       ------------   ------------   ------------
    Net investment income
     (loss)..............            582              4,381              12,498               597          6,632          1,034
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          3,661               (178)              3,084               121          4,980            143
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            965                307              26,376             7,346         12,601          5,906
                                 -------            -------            --------       ------------   ------------   ------------
    Net gains (losses) on
     investments.........          4,626                129              29,460             7,467         17,581          6,049
                                 -------            -------            --------       ------------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....          5,208              4,510              41,958             8,064         24,213          7,083
                                 -------            -------            --------       ------------   ------------   ------------
UNIT TRANSACTIONS:
  Premiums...............         14,950             14,950              67,278            67,278         59,803         59,802
  Administrative fee.....            (32)               (69)               (215)             (144)          (170)          (127)
  Cost of insurance......           (486)            (1,592)             (4,247)           (2,203)        (3,180)        (1,959)
  Other activity.........         (1,863)              (129)             (3,094)             (188)        (4,056)          (806)
                                 -------            -------            --------       ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         12,569             13,160              59,722            64,743         52,397         56,910
                                 -------            -------            --------       ------------   ------------   ------------
  Total increase
   (decrease) in net
   assets................         17,777             17,670             101,680            72,807         76,610         63,993
NET ASSETS:
  Beginning of period....         10,081             81,301             128,868            10,163         82,518         10,075
                                 -------            -------            --------       ------------   ------------   ------------
  End of period..........     $   27,858         $   98,971          $  230,548        $   82,970     $  159,128     $   74,068
                                 -------            -------            --------       ------------   ------------   ------------
                                 -------            -------            --------       ------------   ------------   ------------

                              ALGER
                             AMERICAN        ALGER
                              SMALL         AMERICAN
                           CAPITALIZATION    GROWTH
                            PORTFOLIO      PORTFOLIO
                           ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $    1,930     $    1,798
EXPENSES:
  Mortality and expense
   undertakings..........         (199)          (969)
                           ------------   ------------
    Net investment income
     (loss)..............        1,731            829
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          376          5,397
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       11,777         43,763
                           ------------   ------------
    Net gains (losses) on
     investments.........       12,153         49,160
                           ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       13,884         49,989
                           ------------   ------------
UNIT TRANSACTIONS:
  Premiums...............       59,804         59,801
  Administrative fee.....         (129)          (213)
  Cost of insurance......       (1,984)        (4,430)
  Other activity.........       (1,238)         2,279
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       56,453         57,437
                           ------------   ------------
  Total increase
   (decrease) in net
   assets................       70,337        107,426
NET ASSETS:
  Beginning of period....        9,893        150,566
                           ------------   ------------
  End of period..........   $   80,230     $  257,992
                           ------------   ------------
                           ------------   ------------

62                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 1997 (UNAUDITED)

 1. ORGANIZATION:

    ICMG Registered Variable Life Separate Account One (the Account) is a separate investment account with ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twelve portfolios. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of September 30, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of 0.65% of the Account's average daily net assets.

    b) DEDUCTION OF OTHER FEES -- In accordance with the terms of the contracts, the Company makes deductions for the cost of insurance, administrative fees, state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contractholders' accounts.

               ICMG Registered Variable Life Separate Account One
                ITT Hartford Life and Annuity Insurance Company
                  Financial Statements as of December 31, 1996
                                 Together With
                    Report of Independent Public Accountants

64                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company:
ICMG Registered Variable Life Separate Account One and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the Account) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, November 14, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, November 14, 1996, to December 31, 1996 in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 20, 1997

                      This page intentionally left blank.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               66
--------------------------------------------------------------------------------

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                       HARTFORD      HVA     NEUBERGER
                          HARTFORD     CAPITAL      MONEY    & BERMAN
                            BOND     APPRECIATION  MARKET    PARTNERS
                          PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
                          ---------  ------------ ---------  ---------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          81,426
    Cost                          $ 82,228
    Market Value.........  $81,361       --          --         --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           2,582
    Cost                          $ 10,008
    Market Value.........    --        $  10,107     --         --
  HVA Money Market Fund,
   Inc.
    Shares                          10,067
    Cost                          $ 10,067
    Market Value.........    --          --       $ 10,067      --
  Neuberger & Berman
   Partners Portfolio
    Shares                             627
    Cost                          $ 10,000
    Market Value.........    --          --          --      $ 10,332
  Neuberger & Berman
   Balanced Portfolio
    Shares                             634
    Cost                          $ 10,000
    Market Value.........    --          --          --         --
  Neuberger & Berman
   Limited Maturity Bond
   Portfolio
    Shares                           5,810
    Cost                          $ 81,373
    Market Value.........    --          --          --         --
  Fidelity Equity Income
   Portfolio
    Shares                           6,154
    Cost                          $128,955
    Market Value.........    --          --          --         --
  Fidelity High Income
   Portfolio
    Shares                             812
    Cost                          $ 10,000
    Market Value.........    --          --          --         --
  Fidelity Overseas
   Portfolio
    Shares                           4,398
    Cost                          $ 81,373
    Market Value.........    --          --          --         --
  Fidelity Asset Manager
   Portfolio
    Shares                             596
    Cost                          $ 10,000
    Market Value.........    --          --          --         --
  Alger American Small
   Capitalization
   Portfolio
    Shares                             242
    Cost                          $ 10,000
    Market Value.........    --          --          --         --
  Alger American Growth
   Portfolio
    Shares                           4,405
    Cost                          $152,747
    Market Value.........    --          --          --         --
  Total Assets...........   81,361        10,107    10,067     10,332
                          ---------  ------------ ---------  ---------
LIABILITIES:
  Payable to ITT Hartford
   Life and Annuity
   Insurance Company.....      336             8         8          9
                          ---------  ------------ ---------  ---------
  Total Liabilities......      336             8         8          9
                          ---------  ------------ ---------  ---------
  Net Assets.............  $81,025     $  10,099  $ 10,059   $ 10,323
                          ---------  ------------ ---------  ---------
                          ---------  ------------ ---------  ---------
VARIABLE LIFE INSURANCE
  POLICIES:
  Units Owned by
   Participants..........    7,112       --          --         --
  Unit Price.............  $9.9883     $ 10.0989  $10.0583   $10.3237
  Units Owned by ITT
   Hartford Life and
   Annuity Insurance
   Company...............    1,000         1,000     1,000      1,000
  Unit Price.............  $9.9883     $ 10.0989  $10.0583   $10.3237

The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67
--------------------------------------------------------------------------------

                                       NEUBERGER
                          NEUBERGER    & BERMAN     FIDELITY    FIDELITY                FIDELITY    ALGER AMERICAN     ALGER
                          & BERMAN      LIMITED      EQUITY       HIGH      FIDELITY      ASSET         SMALL        AMERICAN
                          BALANCED   MATURITY BOND   INCOME      INCOME     OVERSEAS     MANAGER    CAPITALIZATION    GROWTH
                          PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO
                          ---------  -------------  ---------   ---------   ---------   ---------   --------------   ---------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          81,426
    Cost                          $ 82,228
    Market Value.........    --          --            --          --          --          --           --              --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           2,582
    Cost                          $ 10,008
    Market Value.........    --          --            --          --          --          --           --              --
  HVA Money Market Fund,
   Inc.
    Shares                          10,067
    Cost                          $ 10,067
    Market Value.........    --          --            --          --          --          --           --              --
  Neuberger & Berman
   Partners Portfolio
    Shares                             627
    Cost                          $ 10,000
    Market Value.........    --          --            --          --          --          --           --              --
  Neuberger & Berman
   Balanced Portfolio
    Shares                             634
    Cost                          $ 10,000
    Market Value......... $ 10,089       --            --          --          --          --           --              --
  Neuberger & Berman
   Limited Maturity Bond
   Portfolio
    Shares                           5,810
    Cost                          $ 81,373
    Market Value.........    --        $ 81,637        --          --          --          --           --              --
  Fidelity Equity Income
   Portfolio
    Shares                           6,154
    Cost                          $128,955
    Market Value.........    --          --         $129,422       --          --          --           --              --
  Fidelity High Income
   Portfolio
    Shares                             812
    Cost                          $ 10,000
    Market Value.........    --          --            --       $ 10,171       --          --           --              --
  Fidelity Overseas
   Portfolio
    Shares                           4,398
    Cost                          $ 81,373
    Market Value.........    --          --            --          --       $ 82,859       --           --              --
  Fidelity Asset Manager
   Portfolio
    Shares                             596
    Cost                          $ 10,000
    Market Value.........    --          --            --          --          --       $ 10,083        --              --
  Alger American Small
   Capitalization
   Portfolio
    Shares                             242
    Cost                          $ 10,000
    Market Value.........    --          --            --          --          --          --          $ 9,901          --
  Alger American Growth
   Portfolio
    Shares                           4,405
    Cost                          $152,747
    Market Value.........    --          --            --          --          --          --           --           $151,221
  Total Assets...........   10,089       81,637      129,422      10,171      82,859      10,083         9,901        151,221
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
LIABILITIES:
  Payable to ITT Hartford
   Life and Annuity
   Insurance Company.....        8          336          554           8         341           8             8            655
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
  Total Liabilities......        8          336          554           8         341           8             8            655
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
  Net Assets............. $ 10,081     $ 81,301     $128,868    $ 10,163    $ 82,518    $ 10,075       $ 9,893       $150,566
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
VARIABLE LIFE INSURANCE
  POLICIES:
  Units Owned by
   Participants..........    --           7,108       11,812       --          7,066       --           --             14,311
  Unit Price............. $10.0803     $10.0273     $10.0588    $10.1621    $10.2306    $10.0750       $9.8925       $ 9.8341
  Units Owned by ITT
   Hartford Life and
   Annuity Insurance
   Company...............    1,000        1,000        1,000       1,000       1,000       1,000         1,000          1,000
  Unit Price............. $10.0803     $10.0273     $10.0588    $10.1621    $10.2306    $10.0750       $9.8925       $ 9.8341

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               68
--------------------------------------------------------------------------------

 ICMG Registered Variable Life Separate Account One

Statement of Operations
For the period from inception, November 14, 1996, to December 31, 1996

                                       HARTFORD       HVA     NEUBERGER
                          HARTFORD     CAPITAL       MONEY    & BERMAN
                            BOND     APPRECIATION   MARKET    PARTNERS
                          PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO
                          ---------  ------------  ---------  ---------
INVESTMENT INCOME:
  Dividends..............   $ 855        $ 8          $ 67      $ --
EXPENSES:
  Mortality and expense
   undertakings..........     (62)        (8)           (8)       (9)
                          ---------      ---       ---------  ---------
    Net investment income
     (loss)..............     793         --            59        (9)
                          ---------      ---       ---------  ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --         --            --        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (867)        99            --       332
                          ---------      ---       ---------  ---------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (867)        99            --       332
                          ---------      ---       ---------  ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (74)       $99          $ 59      $323
                          ---------      ---       ---------  ---------
                          ---------      ---       ---------  ---------

The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69
--------------------------------------------------------------------------------

                                       NEUBERGER
                          NEUBERGER    & BERMAN     FIDELITY    FIDELITY               FIDELITY    ALGER AMERICAN    ALGER
                          & BERMAN      LIMITED      EQUITY       HIGH     FIDELITY      ASSET         SMALL        AMERICAN
                          BALANCED   MATURITY BOND   INCOME      INCOME    OVERSEAS     MANAGER    CAPITALIZATION    GROWTH
                          PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO
                          ---------  -------------  ---------   ---------  ---------   ---------   --------------   --------
INVESTMENT INCOME:
  Dividends..............    $--         $ --         $ --        $ --      $   --        $--          $  --        $    --
EXPENSES:
  Mortality and expense
   undertakings..........     (8)         (62)         (98)         (8)        (62)        (8)            (8)          (116)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
    Net investment income
     (loss)..............     (8)         (62)         (98)         (8)        (62)        (8)            (8)          (116)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --           --           --          --          --         --             --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     89          264          467         171       1,486         83            (99)        (1,526)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........     89          264          467         171       1,486         83            (99)        (1,526)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $81         $202         $369        $163      $1,424        $75          $(107)       $(1,642)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
                             ---        -----       ---------   ---------  ---------      ---         ------        --------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               70
--------------------------------------------------------------------------------

 ICMG Registered Variable Life Separate Account One

Statement of Changes in Net Assets
From the period from inception, November 14, 1996 to December 31, 1996

                                       HARTFORD       HVA     NEUBERGER
                          HARTFORD     CAPITAL       MONEY    & BERMAN
                            BOND     APPRECIATION   MARKET    PARTNERS
                          PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO
                          ---------  ------------  ---------  ---------
INVESTMENT INCOME:
  Dividends..............  $    855    $     8      $     67   $    --
EXPENSES:
  Mortality and expense
   undertakings..........       (62)        (8)           (8)       (9)
                          ---------  ------------  ---------  ---------
    Net investment income
     (loss)..............       793         --            59        (9)
                          ---------  ------------  ---------  ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        --         --            --        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (867)        99            --       332
                          ---------  ------------  ---------  ---------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      (867)        99            --       332
                          ---------  ------------  ---------  ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       (74)        99            59       323
                          ---------  ------------  ---------  ---------
UNIT TRANSACTIONS:
  Premiums...............    81,371     10,000        10,000    10,000
  Administrative fee.....        (9)        --            --        --
  Cost of insurance......      (263)        --            --        --
                          ---------  ------------  ---------  ---------
  Net increase in net
   assets resulting from
   unit transactions.....    81,099     10,000        10,000    10,000
                          ---------  ------------  ---------  ---------
  Total increase in net
   assets................    81,025     10,099        10,059    10,323
NET ASSETS:
  Beginning of Period....        --         --            --        --
                          ---------  ------------  ---------  ---------
  End of Period..........  $ 81,025    $10,099      $ 10,059   $10,323
                          ---------  ------------  ---------  ---------
                          ---------  ------------  ---------  ---------

The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71
--------------------------------------------------------------------------------

                                       NEUBERGER
                          NEUBERGER    & BERMAN     FIDELITY    FIDELITY               FIDELITY    ALGER AMERICAN     ALGER
                          & BERMAN      LIMITED      EQUITY       HIGH     FIDELITY      ASSET         SMALL        AMERICAN
                          BALANCED   MATURITY BOND   INCOME      INCOME    OVERSEAS     MANAGER    CAPITALIZATION    GROWTH
                          PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO
                          ---------  -------------  ---------   ---------  ---------   ---------   --------------   ---------
INVESTMENT INCOME:
  Dividends..............  $    --      $    --     $      --    $     --  $      --    $     --      $    --       $      --
EXPENSES:
  Mortality and expense
   undertakings..........       (8)         (62)          (98)         (8)       (62)         (8)          (8)           (116)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
    Net investment income
     (loss)..............       (8)         (62)          (98)         (8)       (62)         (8)          (8)           (116)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --           --            --          --         --          --           --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       89          264           467         171      1,486          83          (99)         (1,526)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       89          264           467         171      1,486          83          (99)         (1,526)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       81          202           359         163      1,424          75         (107)         (1,542)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
UNIT TRANSACTIONS:
  Premiums...............   10,000       81,372       128,952      10,000     81,366      10,000       10,000         152,742
  Administrative fee.....       --           (9)          (15)         --         (9)         --           --             (15)
  Cost of insurance......       --         (264)         (438)         --       (263)         --           --            (526)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
  Net increase in net
   assets resulting from
   unit transactions.....   10,000       81,099       128,499      10,000     81,094      10,000       10,000         152,208
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
  Total increase in net
   assets................   10,081       81,301       128,868      10,163     82,518      10,075        9,893         150,566
NET ASSETS:
  Beginning of Period....       --           --            --          --         --          --           --              --
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
  End of Period..........  $10,081      $81,301     $ 128,868    $ 10,163  $  82,518    $ 10,075      $ 9,893       $ 150,566
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------

72                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

 1. ORGANIZATION:

    ICMG Registered Variable Life Separate Account One (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twelve portfolios. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend income is accrued as of the ex-dividend date.

    b) SECURITY VALUATION -- The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of 0.65% of the Account's average daily net assets.

    b) DEDUCTION OF OTHER FEES -- In accordance with the terms of the contracts, the Company makes deductions for the cost of insurance, administrative fees, state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contractholders' accounts.

                                       PART II

                          CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

      The facing sheet.

      The prospectus consisting of ____ pages.

      The undertaking to file reports.

      The Rule 484 undertaking.

      The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

      (A1) Resolution of Board of Directors of ITT Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

      (A2)    Not applicable.

      (A3a)   Principal Underwriting Agreement. (1)

      (A3b)   Form of Selling Agreements. (2)

      (A3c)   Not Applicable.

      (A4)    Not Applicable.

      (A5) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy. (1)

      (A6a)   Charter of Hartford. (3)

      (A6b)   Bylaws of Hartford.  (2)

-------------------------

      (1) Incorporated by reference to the Initial Submission to the Registration Statement File No. 33-63731, filed on October 30, 1995.

      (2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement File No. 33-63731, filed on May 21, 1996.

      (3) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement File No. 33-63731, filed on April 16, 1997.

      (A7)    Not Applicable.

      (A8)    Not Applicable.

      (A9)    Not Applicable.

      (A10) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies. (1)

      (A11)   Memorandum describing transfer and redemption procedures. (1)

(2)   Opinion and Counsel of Lynda Godkin, General Counsel.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

(4)   Not applicable.

(5)   Opinion and Consent of Pauline Gyllenhammer, FSA, MAAA.

(6)   Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)   Power of Attorney. (3)



33-63731
IHLA/ICMG Reg Var Life (Pegasus Provider)

                       REPRESENTATION OF REASONABLENESS OF FEES

ITT Hartford Life and Annuity Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                             UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)

1. ICMG Registered Variable Life Separate Account One meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support the any representation in as to the reasonableness of fees.

                            UNDERTAKING ON INDEMNIFICATION

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article III, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for any expenses to which he becomes subject by reason of his being or having been a director or officer of the company if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be herewith affixed and attested, all in the city of Simsbury, and the State of Connecticut on the 16 day of December, 1997.

                             ITT HARTFORD LIFE AND ANNUITY INSURANCE
                             COMPANY ICMG REGISTERED VARIABLE LIFE
                             SEPARATE ACCOUNT ONE
                             (Registrant)

                             By: /s/ Gregory A. Boyko
                                 -----------------------------------------
                                  Gregory A. Boyko, Senior Vice President,
                                   Chief Financial Officer and Treasurer

                             ITT HARTFORD LIFE AND ANNUITY INSURANCE
                             COMPANY
                             (Depositor)

                             By: /s/ Gregory A. Boyko
                                 -----------------------------------------
                                  Gregory A. Boyko, Senior Vice President,
                                   Chief Financial Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice
    President, Chief Financial Officer and
    Treasurer, Director *
Lynda Godkin, Senior Vice President
    General Counsel and Corporate
    Secretary, Director*
Thomas M. Marra, Executive Vice                 *By: /s/ Lynda Godkin
   President and Director , Individual              ------------------------
   Life and Annuity Division, Director *               Lynda Godkin
Lowndes A. Smith, President and                        Attorney-In-Fact
   Chief Executive Officer,
   Director *                                  Dated:  December 16, 1997
                                                     -----------------------

(ICMG VUL)

                                    EXHIBIT INDEX


(2)          Opinion and Consent of Lynda Godkin, General Counsel.

(5)          Opinion and Consent of Pauline Gyllenhammer, FSA, MAAA.

(6)          Consent of Arthur Andersen LLP, Independent Public Accountants.